UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21774
                                                     ---------

                        First Trust Exchange-Traded Fund
                        --------------------------------

               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                             120 East Liberty Drive
                                Wheaton, IL 60187
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000
                                                    -------------------

Date of fiscal year end:  December 31
                          ------------------

Date of reporting period: September 30, 2008
                          --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. SCHEDULE OF INVESTMENTS.

        The Schedule(s) of Investments are attached herewith.



FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.0%
           AEROSPACE & DEFENSE--2.0%
   1,978   American Science & Engineering, Inc.                   $     118,146
   2,835   Applied Signal Technology, Inc.                               49,272
   2,255   Ducommun, Inc.                                                53,849
  12,158   GenCorp, Inc. (b)                                             81,945
   2,032   LMI Aerospace Inc. (b)                                        40,864
                                                                  -------------
                                                                        344,076
                                                                  -------------
           AIR FREIGHT & LOGISTICS--0.3%
   2,059   Dynamex, Inc. (b)                                             58,599
                                                                  -------------
           AUTO COMPONENTS--0.2%
   3,494   Stoneridge, Inc. (b)                                          39,308
                                                                  -------------
           BEVERAGES--0.6%
   2,234   Boston Beer (The) Co., Inc., Class A (b)                     106,093
                                                                  -------------
           BIOTECHNOLOGY--0.2%
   3,100   Emergent Biosolutions, Inc. (b)                               40,579
                                                                  -------------
           BUILDING PRODUCTS--1.9%
   3,346   AAON, Inc.                                                    60,864
   6,483   Apogee Enterprises, Inc.                                      97,439
   6,269   Gibraltar Industries, Inc.                                   117,293
   3,681   Insteel Industries, Inc.                                      50,025
                                                                  -------------
                                                                        325,621
                                                                  -------------
           CAPITAL MARKETS--1.3%
   4,380   Calamos Asset Management, Inc., Class A                       78,490
   4,713   Penson Worldwide, Inc. (b)                                    65,369
   7,672   TradeStation Group, Inc. (b)                                  71,733
                                                                  -------------
                                                                        215,592
                                                                  -------------
           CHEMICALS--2.8%
   4,228   American Vanguard Corp.                                       63,758
   4,071   Balchem Corp.                                                108,573
   5,102   Flotek Industries, Inc. (b)                                   56,122
   5,445   Landec Corp. (b)                                              44,595
   3,427   LSB Industries, Inc. (b)                                      47,464
   2,312   Quaker Chemical Corp.                                         65,800
   4,698   Zep, Inc.                                                     82,873
                                                                  -------------
                                                                        469,185
                                                                  -------------
           COMMERCIAL BANKS--14.0%
   2,836   Bank of the Ozarks, Inc.                                      76,572
   2,765   Capital City Bank Group, Inc.                                 86,683
   3,460   Center Financial Corp.                                        44,184
   4,520   CoBiz Financial, Inc.                                         54,285
   3,037   Community Trust Bancorp, Inc.                                104,473
   2,208   First Community Bancshares Inc.                               82,844
   8,415   First Financial Bancorp.                                     122,859
   4,054   First Merchants Corp.                                         92,431
   7,060   Harleysville National Corp.                                  119,879


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
   3,575   Home Bancshares, Inc.                                  $      92,485
   3,668   Independent Bank Corp.                                       114,332
   5,207   Lakeland Bancorp, Inc.                                        60,870
   3,972   MainSource Financial Group, Inc.                              77,851
   5,115   Oriental Financial Group                                      91,354
   4,708   Renasant Corp.                                               102,211
   2,708   S.Y. Bancorp, Inc.                                            82,919
   2,285   SCBT Financial Corp.                                          85,916
   2,864   Simmons First National Corp., Class A                        101,958
   2,841   Southside Bancshares, Inc.                                    71,593
   3,301   Southwest Bancorp, Inc.                                       58,329
   5,016   Stellarone Corp.                                             103,681
   4,057   Sterling Bancorp                                              58,664
   2,164   Suffolk Bancorp                                               85,283
   6,001   Texas Capital Bancshares, Inc. (b)                           124,580
   1,661   Tompkins Trustco, Inc.                                        83,881
   5,469   TowneBank                                                    120,318
   5,190   Wilshire Bancorp, Inc.                                        63,162
                                                                  -------------
                                                                      2,363,597
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--2.1%
   6,010   Bowne & Co., Inc.                                             69,416
   2,565   Cornell Cos., Inc. (b)                                        69,717
   5,723   Ennis, Inc.                                                   88,477
   2,979   Schawk, Inc.                                                  45,042
   1,996   Standard Parking Corp. (b)                                    44,351
   3,490   Standard Register (The) Co.                                   34,377
                                                                  -------------
                                                                        351,380
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--2.2%
   1,980   Bel Fuse, Inc., Class B                                       56,371
   3,722   DG Fastchannel, Inc. (b)                                      81,586
   5,262   Digi International, Inc. (b)                                  53,672
   3,446   EMS Technologies, Inc. (b)                                    76,880
   4,482   Globecomm  Systems, Inc. (b)                                  39,173
   5,755   Harris Stratex Networks, Inc., Class A (b)                    44,947
   4,833   Opnext, Inc. (b)                                              22,183
                                                                  -------------
                                                                        374,812
                                                                  -------------
           COMPUTERS & PERIPHERALS--0.8%
   4,705   Stratasys, Inc. (b)                                           82,197
   4,925   Super Micro Computer, Inc. (b)                                44,374
                                                                  -------------
                                                                        126,571
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.9%
   8,201   Furmanite Corp. (b)                                           84,798
   6,292   Insituform Technologies, Inc., Class A (b)                    94,129
   2,012   Northwest Pipe Co. (b)                                        87,763
   2,874   Sterling Construction Co., Inc. (b)                           46,559
                                                                  -------------
                                                                        313,249
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           CONSUMER FINANCE--0.5%
   5,457   Dollar Financial Corp. (b)                             $      83,983
                                                                  -------------
           CONTAINERS & PACKAGING--0.5%
   6,053   Myers Industries, Inc.                                        76,328
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.1%
   5,815   Jackson Hewitt Tax Service, Inc.                              89,203
   2,014   Learning Tree International, Inc. (b)                         25,074
   1,820   Pre-Paid Legal Services, Inc. (b)                             75,093
                                                                  -------------
                                                                        189,370
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--0.5%
   3,149   Asset Acceptance Capital Corp. (b)                            33,190
   3,883   Encore Capital Group, Inc. (b)                                53,198
                                                                  -------------
                                                                         86,388
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
   2,147   Atlantic Tele-Network, Inc.                                   60,116
   5,304   Consolidated Communications Holdings, Inc.                    79,984
   5,300   Shenandoah Telecom Co.                                       116,971
                                                                  -------------
                                                                        257,071
                                                                  -------------
           ELECTRIC UTILITIES--0.3%
   2,053   Central Vermont Public Service Corp.                          48,122
                                                                  -------------
           ELECTRICAL EQUIPMENT--0.2%
   4,511   LSI Industries, Inc.                                          37,306
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
   7,574   CTS Corp.                                                     96,795
   5,581   Electro Scientific Industries, Inc. (b)                       79,362
   3,485   FARO Technologies, Inc. (b)                                   70,989
   5,330   Gerber Scientific, Inc. (b)                                   48,716
   3,083   Measurement Specialties, Inc. (b)                             53,768
   8,574   Methode Electronics, Inc.                                     76,652
   8,097   Newport Corp. (b)                                             87,286
   9,516   TTM Technologies, Inc. (b)                                    94,399
                                                                  -------------
                                                                        607,967
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--1.9%
   1,763   Bolt Technology Corp. (b)                                     25,511
  13,867   Boots & Coots International (b)                               26,763
   6,487   Bronco Drilling Co., Inc. (b)                                 66,297
   1,607   Dawson Geophysical Co. (b)                                    75,030
   4,032   ENGlobal Corp. (b)                                            53,505
   1,029   OYO Geospace Corp. (b)                                        40,419
   2,603   Union Drilling, Inc. (b)                                      27,566
                                                                  -------------
                                                                        315,091
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING--0.4%
   2,804   Ingles Markets, Inc.                                   $      64,015
                                                                  -------------
           FOOD PRODUCTS--0.6%
   8,282   B&G Foods, Inc., Class A                                      59,216
   2,800   Omega Protein Corp. (b)                                       32,928
                                                                  -------------
                                                                         92,144
                                                                  -------------
           GAS UTILITIES--0.3%
   1,533   Chesapeake Utilities Corp.                                    50,911
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
   2,182   Cynosure, Inc., Class A (b)                                   39,145
   5,149   Greatbatch, Inc. (b)                                         126,357
   2,935   ICU Medical, Inc. (b)                                         89,253
                                                                  -------------
                                                                        254,755
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--5.7%
   1,642   Almost Family, Inc. (b)                                       64,941
  11,869   Assisted Living Concepts, Inc., Class A (b)                   75,606
   2,683   Bio-Reference Laboratories, Inc. (b)                          77,539
   1,807   Corvel Corp. (b)                                              51,698
   6,426   Cross Country Healthcare, Inc. (b)                           104,679
   2,082   Emergency Medical Services Corp., Class A (b)                 62,210
   5,169   Hanger Orthopedic Group, Inc. (b)                             90,199
   3,576   MedCath Corp. (b)                                             64,082
   2,706   MWI Veterinary Supply, Inc. (b)                              106,318
   7,388   Odyssey HealthCare, Inc. (b)                                  74,988
   4,062   RehabCare Group, Inc. (b)                                     73,522
   4,376   Skilled Healthcare Group, Inc., Class A (b)                   69,535
   2,664   U.S. Physical Therapy, Inc. (b)                               46,247
                                                                  -------------
                                                                        961,564
                                                                  -------------
           HEALTH CARE TECHNOLOGY--0.4%
   2,295   Computer Programs & Systems, Inc.                             66,440
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.8%
   5,685   AFC Enterprises (b)                                           41,273
   4,308   Ambassadors Group, Inc.                                       68,540
   2,826   Bluegreen Corp. (b)                                           19,528
   5,704   California Pizza Kitchen, Inc. (b)                            73,410
  21,452   Denny's Corp. (b)                                             55,346
   4,683   Marcus (The) Corp.                                            75,303
   4,340   O'Charley's, Inc.                                             37,975
   3,126   Peet's Coffee & Tea, Inc. (b)                                 87,278
   3,494   Red Robin Gourmet Burgers, Inc. (b)                           93,640
  11,886   Ruby Tuesday, Inc.  (b)                                       68,820
   3,062   Town Sports International Holdings, Inc. (b)                  18,678
                                                                  -------------
                                                                        639,791
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           HOUSEHOLD DURABLES--0.7%
   2,190   Hooker Furniture Corp.                                 $      38,873
   3,184   Universal Electronics, Inc. (b)                               79,536
                                                                  -------------
                                                                        118,409
                                                                  -------------
           HOUSEHOLD PRODUCTS--0.4%
  10,103   Central Garden & Pet Co., Class A (b)                         60,113
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--0.5%
   2,798   Standex International Corp.                                   77,645
                                                                  -------------
           INSURANCE--3.8%
   1,996   American Physicians Capital, Inc.                             84,491
   4,232   Amerisafe, Inc. (b)                                           77,022
   8,045   CastlePoint Holdings Ltd.                                     89,541
   1,859   FPIC Insurance Group, Inc. (b)                                95,533
  13,110   Meadowbrook Insurance Group, Inc.                             92,557
   7,152   PMA Capital Corp., Class A (b)                                63,081
   4,848   Presidential Life Corp.                                       76,550
   4,773   Seabright Insurance Holdings, Inc. (b)                        62,049
                                                                  -------------
                                                                        640,824
                                                                  -------------
           INTERNET & CATALOG RETAIL--0.7%
   3,011   Bidz.com, Inc.(b)                                             26,075
   5,342   PetMed Express, Inc.(b)                                       83,869
                                                                  -------------
                                                                        109,944
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.4%
   4,615   Greenfield Online, Inc. (b)                                   80,301
   3,470   Liquidity Services, Inc. (b)                                  37,650
   7,199   Perficient, Inc. (b)                                          47,801
  11,438   S1 Corp. (b)                                                  70,001
                                                                  -------------
                                                                        235,753
                                                                  -------------
           IT SERVICES--2.7%
  11,780   Ciber, Inc. (b)                                               82,342
   3,277   ExlService Holdings, Inc. (b)                                 28,772
   4,548   Gevity HR, Inc.                                               33,109
   9,683   Global Cash Access Holdings, Inc. (b)                         48,996
   8,784   Hackett Group, Inc. (b)                                       47,785
   3,853   Integral Systems, Inc. (b)                                    80,027
   1,728   NCI, Inc., Class A (b)                                        49,213
   2,951   SI International, Inc. (b)                                    88,678
                                                                  -------------
                                                                        458,922
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--0.9%
   3,922   RC2 Corp. (b)                                                 78,440
   8,981   Smith & Wesson Holding Corp. (b)                              33,589
   1,602   Steinway Musical Instruments (b)                              45,369
                                                                  -------------
                                                                        157,398
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MACHINERY--6.2%
   5,915   Altra Holdings, Inc. (b) .                             $      87,305
   2,036   American Railcar Industries, Inc.                             32,657
   1,879   Ampco-Pittsburgh Corp.                                        48,666
   2,330   Cascade Corp.                                                102,077
   4,279   Columbus McKinnon Corp. (b)                                  100,856
   8,465   Flow International Corp. (b)                                  43,002
   3,505   Greenbrier Cos., Inc.                                         68,383
   1,427   Hurco Cos., Inc. (b)                                          42,196
   3,131   Kadant, Inc. (b)                                              71,293
   1,065   Key Technology, Inc. (b)                                      25,241
     579   K-Tron International, Inc. (b)                                74,593
   2,484   L.B. Foster Co., Class A (b)                                  75,563
   3,735   Lydall, Inc. (b)                                              35,968
   3,570   NN, Inc.                                                      45,875
   3,688   Tennant Co.                                                  126,350
   1,997   Thermadyne Holdings Corp. (b)                                 33,290
   2,069   Twin Disc, Inc.                                               28,469
                                                                  -------------
                                                                      1,041,784
                                                                  -------------
           MARINE--0.2%
   1,293   International Shipholding Corp. (b)                           28,317
                                                                  -------------
           MEDIA--2.2%
   5,552   Cox Radio, Inc., Class A (b)                                  58,629
   6,095   E.W.  Scripps Co., (The) Class A                              43,092
   5,812   Martha Stewart Living Omnimedia, Inc., Class A (b)            49,460
  11,894   Sinclair Broadcast Group, Inc., Class A                       59,946
  10,715   Valassis Communications, Inc. (b)                             92,792
   4,826   World Wrestling Entertainment, Inc., Class A                  74,610
                                                                  -------------
                                                                        378,529
                                                                  -------------
           METALS & MINING--0.6%
   4,055   A.M. Castle & Co.                                             70,071
   1,495   Universal Stainless & Alloy (b)                               38,197
                                                                  -------------
                                                                        108,268
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--2.0%
   4,716   Callon Petroleum Co. (b)                                      85,029
   8,558   DHT Maritime, Inc.                                            57,510
   3,366   Duncan Energy Partners LP (c)                                 53,721
   2,814   K-Sea Transportation Partners LP (c)                          56,590
  13,310   VAALCO Energy, Inc. (b)                                       91,041
                                                                  -------------
                                                                        343,891
                                                                  -------------
           PAPER & FOREST PRODUCTS--0.6%
   8,801   Buckeye Technologies, Inc. (b)                                72,081
   4,821   KapStone Paper & Packaging Corp. (b)                          30,613
                                                                  -------------
                                                                        102,694
                                                                  -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           PERSONAL PRODUCTS--0.7%
   3,180   Inter Parfums, Inc.                                    $      43,121
   7,899   Prestige Brands Holdings, Inc. (b)                            70,143
                                                                  -------------
                                                                        113,264
                                                                  -------------
           PHARMACEUTICALS--0.2%
   2,187   Caraco Pharmaceutical Laboratories, Ltd., Inc. (b)            27,359
                                                                  -------------
           PROFESSIONAL SERVICES--4.0%
   1,649   Barrett Business Services, Inc.                               21,404
   3,182   CDI Corp.                                                     71,054
   3,133   COMSYS IT Partners, Inc. (b)                                  30,453
   2,405   CRA International, Inc. (b)                                   66,089
   3,342   Exponent, Inc. (b)                                           110,587
   5,759   Hudson Highland Group, Inc. (b)                               40,025
   1,577   ICF International, Inc. (b)                                   31,146
   8,248   Kforce, Inc. (b)                                              84,212
   5,387   LECG Corp. (b)                                                43,473
   7,913   On Assignment, Inc. (b)                                       62,354
  12,353   Spherion Corp. (b)                                            60,159
   3,174   Volt Information Sciences, Inc. (b)                           28,503
     856   VSE Corp.                                                     28,873
                                                                  -------------
                                                                        678,332
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--2.0%
  16,645   Anthracite Capital, Inc.                                      89,217
  10,840   Hersha Hospitality Trust                                      80,650
   6,504   Kite Realty Group Trust                                       71,544
  12,903   NorthStar Realty Finance Corp.                                99,998
                                                                  -------------
                                                                        341,409
                                                                  -------------
           ROAD & RAIL--0.2%
   3,009   Saia, Inc. (b)                                                39,960
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
   2,702   Eagle Test Systems, Inc. (b)                                  41,368
   5,594   IXYS Corp.                                                    50,849
   5,873   Pericom Semiconductor Corp. (b)                               61,667
                                                                  -------------
                                                                        153,884
                                                                  -------------
           SOFTWARE--1.4%
   3,566   i2 Technologies, Inc. (b)                                     48,105
   4,470   Kenexa Corp. (b)                                              70,581
   6,272   Radiant Systems, Inc. (b)                                     54,504
   8,001   TeleCommunication Systems, Inc. (b)                           55,287
                                                                  -------------
                                                                        228,477
                                                                  -------------
           SPECIALTY RETAIL--6.8%
   2,302   America's Car-Mart, Inc. (b)                                  42,794
   7,111   Asbury Automotive Group, Inc.                                 81,919


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
   4,300   Big 5 Sporting Goods Corp.                             $      44,376
   6,226   Cato (The) Corp., Class A                                    109,266
   7,976   Christopher & Banks Corp.                                     61,176
   3,172   Citi Trends, Inc. (b)                                         51,672
   2,590   Conn's, Inc. (b)                                              48,459
   3,642   DSW, Inc., Class A (b)                                        49,895
   5,240   Group 1 Automotive, Inc.                                     113,865
   3,503   hhgregg, Inc. (b)                                             34,154
   9,943   Hot Topic, Inc. (b)                                           65,723
   4,095   Jos. A. Bank Clothiers, Inc. (b)                             137,593
   2,903   Midas, Inc. (b)                                               39,945
   4,157   Monro Muffler Brake, Inc.                                     95,860
   1,989   Shoe Carnival, Inc. (b)                                       32,580
  18,941   Wet Seal, Inc., Class A (b)                                   68,756
   4,128   Zumiez, Inc. (b)                                              68,029
                                                                  -------------
                                                                      1,146,062
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--2.7%
   5,990   K-Swiss, Inc., Class A                                       104,226
   4,208   Maidenform Brands, Inc. (b)                                   61,058
   4,070   Movado Group, Inc.                                            90,965
   2,806   Perry Ellis International, Inc. (b)                           41,837
   3,627   Steven Madden Ltd. (b)                                        89,877
   3,434   Volcom, Inc. (b)                                              59,340
                                                                  -------------
                                                                        447,303
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--3.0%
   2,363   Berkshire Hills Bancorp, Inc.                                 75,616
   2,624   First Financial Holdings, Inc.                                68,696
   4,383   First Financial Northwest, Inc.                               45,233
   3,697   First Place Financial Corp.                                   47,506
   4,448   Flushing Financial Corp.                                      77,840
   1,907   OceanFirst Financial Corp.                                    34,555
   8,253   Ocwen Financial Corp. (b)                                     66,437
   1,381   WSFS Financial Corp.                                          82,860
                                                                  -------------
                                                                        498,743
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.6%
     946   DXP Enterprises, Inc. (b)                                     50,431
   4,006   H&E Equipment Services, Inc. (b)                              38,698
   3,713   Houston Wire & Cable Co.                                      63,752
   7,254   Interline Brands, Inc. (b)                                   117,588
                                                                  -------------
                                                                        270,469
                                                                  -------------

                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           WATER UTILITIES--0.5%
   2,922   SJW Corp.                                              $      87,572
                                                                  -------------

           TOTAL INVESTMENTS - 100.0%
           (Cost $19,414,303) (d)                                    16,855,233
           NET OTHER ASSETS AND LIABILITIES--0.0%                         2,861
                                                                  -------------
           NET ASSETS--100.0%                                     $  16,858,094
                                                                  =============

           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)   Non-income producing security.
           (c)   Master limited partnership ("MLP")
           (d) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $357,145 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,916,215.


______________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       16,855,233
Level 2 - Other Significant Observable Inputs                         -
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $       16,855,233
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.7%
           AUTO COMPONENTS--0.0%
   2,475   Cooper Tire & Rubber Co.                               $      21,285
                                                                  -------------
           CHEMICALS--3.1%
  46,148   Dow Chemical (The) Co.                                     1,466,583
                                                                  -------------
           COMMERCIAL BANKS--24.7%
   7,285   Associated Banc-Corp.                                        145,336
  30,077   BB&T Corp.                                                 1,136,911
   1,327   City National Corp.                                           72,056
  12,764   Comerica, Inc.                                               418,532
   5,862   F.N.B. Corp.                                                  93,675
  21,473   Fifth Third Bancorp                                          255,529
   1,462   First Busey Corp.                                             26,798
   2,327   First Midwest Bancorp, Inc.                                   56,406
   3,877   FirstMerit Corp.                                              81,417
   1,011   Frontier Financial Corp.                                      13,578
   8,265   Fulton Financial Corp.                                        90,171
  22,567   Huntington Bancshares, Inc.                                  180,310
  17,285   Marshall & Ilsley Corp.                                      348,293
   3,750   National Penn Bancshares, Inc.                                54,750
   3,005   Old National Bancorp                                          60,160
   2,366   Pacific Capital Bancorp                                       48,148
   1,172   PacWest Bancorp                                               33,507
     674   Park National Corp.                                           52,572
  12,452   PNC Financial Services Group, Inc.                           930,164
  11,065   Popular, Inc.                                                 91,729
   1,025   S&T Bancorp., Inc.                                            37,751
  23,272   SunTrust Banks, Inc.                                       1,047,007
   4,635   Susquehanna Bancshares, Inc.                                  90,475
  18,062   Synovus Financial Corp.                                      186,942
   6,635   TCF Financial Corp.                                          119,430
   2,027   Trustmark Corp.                                               42,040
  63,147   U.S. Bancorp                                               2,274,555
   2,620   Umpqua Holdings Corp.                                         38,540
   1,590   UnionBanCal Corp.                                            116,531
   1,704   United Bankshares, Inc.                                       59,640
   5,166   Valley National Bancorp                                      108,279
  39,275   Wachovia Corp.                                               137,463
   2,791   Webster Financial Corp.                                       70,473
  74,599   Wells Fargo & Co.                                          2,799,700
   3,543   Whitney Holding Corp.                                         85,918
   3,666   Wilmington Trust Corp.                                       105,691
   4,793   Zions Bancorp                                                185,489
                                                                  -------------
                                                                     11,695,966
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.7%
   8,558   Pitney Bowes, Inc.                                           284,639
   3,749   Steelcase, Inc., Class A                                      40,302
                                                                  -------------
                                                                        324,941
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--11.9%
 161,215   Bank of America Corp.                                      5,642,525
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED TELECOMMUNICATION SERVICES--13.9%
 138,430   AT&T, Inc.                                             $   3,864,965
  85,219   Verizon Communications, Inc.                               2,734,678
                                                                  -------------
                                                                      6,599,643
                                                                  -------------
           ELECTRIC UTILITIES--7.9%
  18,235   American Electric Power Co., Inc.                            675,242
   5,632   DPL, Inc.                                                    139,674
   2,054   Empire District Electric (The) Co.                            43,853
   8,988   Great Plains Energy, Inc.                                    199,713
   4,102   Hawaiian Electric Industries, Inc.                           119,409
   9,637   Pepco Holdings, Inc.                                         220,784
   6,110   Pinnacle West Capital Corp.                                  210,245
  15,229   Progress Energy, Inc.                                        656,827
  34,581   Southern Co.                                               1,303,358
   1,287   UIL Holdings Corp.                                            44,183
   5,458   Westar Energy, Inc.                                          125,752
                                                                  -------------
                                                                      3,739,040
                                                                  -------------
           GAS UTILITIES--1.1%
   4,215   AGL Resources, Inc.                                          132,267
   4,618   Atmos Energy Corp.                                           122,931
     702   Laclede Group (The), Inc.                                     34,040
   1,871   Nicor, Inc.                                                   82,979
   2,462   Piedmont Natural Gas Co., Inc.                                78,686
   2,181   WGL Holdings, Inc.                                            70,773
                                                                  -------------
                                                                        521,676
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--1.3%
  17,248   Carnival Corp.                                               609,717
                                                                  -------------
           HOUSEHOLD DURABLES--0.8%
   7,242   Leggett & Platt, Inc.                                        157,803
  12,315   Newell Rubbermaid, Inc.                                      212,557
                                                                  -------------
                                                                        370,360
                                                                  -------------
           INSURANCE--1.0%
   4,500   Arthur J. Gallagher & Co.                                    115,470
   8,441   Cincinnati Financial Corp.                                   240,062
   1,194   Mercury General Corp.                                         65,372
   1,957   Zenith National Insurance Corp.                               71,704
                                                                  -------------
                                                                        492,608
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--0.1%
   4,029   Brunswick Corp.                                               51,531
                                                                  -------------
           MACHINERY--0.1%
   2,635   Briggs & Stratton Corp.                                       42,634
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MEDIA--0.9%
  23,252   Gannett Co., Inc.                                      $     393,191
  12,630   McClatchy (The) Co., Class A                                  55,572
                                                                  -------------
                                                                        448,763
                                                                  -------------
           MULTI-UTILITIES--6.7%
  13,777   Ameren Corp.                                                 537,716
   1,713   Black Hills Corp.                                             53,223
  15,499   CenterPoint Energy, Inc.                                     225,820
     803   CH Energy Group, Inc.                                         34,987
  14,732   Consolidated Edison, Inc.                                    632,887
   8,517   DTE Energy Co.                                               341,702
   4,194   Integrys Energy Group, Inc.                                  209,448
   4,460   NSTAR                                                        149,410
   4,111   OGE Energy Corp.                                             126,948
   5,141   SCANA Corp.                                                  200,139
   9,997   TECO Energy, Inc.                                            157,253
   4,017   Vectren Corp.                                                111,873
  20,428   Xcel Energy, Inc.                                            408,356
                                                                  -------------
                                                                      3,189,762
                                                                  -------------
           PHARMACEUTICALS--21.5%
  97,085   Bristol-Myers Squibb Co.                                   2,024,222
  42,038   Eli Lilly & Co.                                            1,850,933
  71,946   Merck & Co., Inc.                                          2,270,616
 217,936   Pfizer, Inc.                                               4,018,740
                                                                  -------------
                                                                     10,164,511
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--0.5%
   3,508   Rayonier, Inc.                                               166,104
   4,074   Redwood Trust, Inc.                                           88,528
                                                                  -------------
                                                                        254,632
                                                                  -------------
           SPECIALTY RETAIL--0.2%
   5,718   Foot Locker, Inc.                                             92,403
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--1.2%
   4,556   Astoria Financial Corp.                                       94,446
   3,998   First Niagara Financial Group, Inc.                           62,969
  19,975   New York Community Bancorp, Inc.                             335,380
   4,011   Washington Federal, Inc.                                      74,003
                                                                  -------------
                                                                        566,798
                                                                  -------------
           TOBACCO--2.0%
  12,588   Reynolds American, Inc.                                      612,028
   5,444   UST, Inc.                                                    362,244
                                                                  -------------
                                                                        974,272
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS--0.1%
     907   Watsco, Inc.                                           $      45,604
                                                                  -------------


           TOTAL INVESTMENTS--99.7%
           (Cost $56,596,633) (b)                                    47,315,254
           NET OTHER ASSETS AND LIABILITIES--0.3%                       147,905
                                                                  -------------
           NET ASSETS--100.0%                                     $  47,463,159
                                                                  =============



           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $878,123 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,159,502.


_______________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1  -  Quoted Prices - Investments                  $       47,315,254
Level 2  -  Other Significant Observable Inputs                       -
Level 3  -  Significant Unobservable Inputs                           -
                                                         ---------------------
Total                                                    $       47,315,254
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.7%
           AEROSPACE & DEFENSE--0.8%
   5,419   Spirit Aerosystems Holdings, Inc., Class A (b)         $      87,083
   1,874   TransDigm Group, Inc. (b)                                     64,147
                                                                  -------------
                                                                        151,230
                                                                  -------------
           AUTO COMPONENTS--0.5%
   2,698   WABCO Holdings, Inc.                                          95,887
                                                                  -------------
           BEVERAGES--1.4%
   9,821   Dr. Pepper Snapple Group, Inc. (b)                           260,060
                                                                  -------------
           CAPITAL MARKETS--3.4%
   8,398   Ameriprise Financial, Inc.                                   320,804
   4,175   Lazard Ltd., Class A                                         178,523
   2,870   Och-Ziff Capital Management Group, Class A                    33,550
   2,324   optionsXpress Holdings, Inc.                                  45,132
   2,344   RiskMetrics Group, Inc. (b)                                   45,872
                                                                  -------------
                                                                        623,881
                                                                  -------------
           CHEMICALS--3.6%
   5,813   Celanese Corp., Class A                                      162,241
   2,187   CF Industries Holding, Inc.                                  200,022
   9,076   Huntsman Corp.                                               114,358
   5,450   Nalco Holding Co.                                            101,043
   2,866   Rockwood Holdings, Inc. (b)                                   73,542
                                                                  -------------
                                                                        651,206
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.2%
   3,419   EnergySolutions, Inc.                                         34,190
                                                                  -------------
           COMPUTERS & PERIPHERALS--0.7%
   6,910   Teradata Corp. (b)                                           134,745
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.1%
   3,969   Aecom Technology Corp. (b)                                    97,002
   6,574   KBR, Inc.                                                    100,385
                                                                  -------------
                                                                        197,387
                                                                  -------------
           CONSUMER FINANCE--1.4%
  18,557   Discover Financial Services                                  256,458
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--0.7%
   1,572   Interactive Brokers Group, Inc., Class A (b)                  34,851
   3,963   MSCI, Inc., Class A (b)                                       95,112
                                                                  -------------
                                                                        129,963
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
   5,517   Embarq Corp.                                           $     223,715
   1,632   NTELOS Holdings Corp.                                         43,884
                                                                  -------------
                                                                        267,599
                                                                  -------------
           ELECTRIC UTILITIES--0.5%
   1,915   ITC Holdings Corp.                                            99,140
                                                                  -------------
           ELECTRICAL EQUIPMENT--5.0%
   1,922   EnerSys (b)                                                   37,883
   3,099   First Solar, Inc. (b)                                        585,432
   5,512   GT Solar International, Inc. (b)                              59,805
   3,294   SunPower Corp., Class A (b)                                  233,643
                                                                  -------------
                                                                        916,763
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
   4,357   Dolby Laboratories, Inc., Class A (b)                        153,323
  18,284   Tyco Electronics Ltd.                                        505,735
                                                                  -------------
                                                                        659,058
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--1.2%
   2,901   Complete Production Services, Inc. (b)                        58,397
   3,405   Hercules Offshore, Inc. (b)                                   51,620
   2,418   IHS, Inc., Class A (b)                                       115,194
                                                                  -------------
                                                                        225,211
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--6.4%
  19,426   Covidien Ltd.                                              1,044,341
   4,095   ev3, Inc. (b)                                                 41,114
   2,193   Masimo Corp. (b)                                              81,580
                                                                  -------------
                                                                      1,167,035
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--0.7%
   3,929   Brookdale Senior Living, Inc.                                 86,399
   2,265   Healthspring, Inc. (b)                                        47,927
                                                                  -------------
                                                                        134,326
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--2.5%
   5,237   Burger King Holdings, Inc.                                   128,621
   7,089   Tim Hortons, Inc.                                            210,046
   6,870   Wyndham Worldwide Corp.                                      107,928
                                                                  -------------
                                                                        446,595
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
   1,755   Ormat Technologies, Inc.                                      63,759
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INSURANCE--1.3%
   1,891   Allied World Assurance Holdings Ltd.                   $      67,168
   3,303   Flagstone Reinsurance Holdings Ltd.                           33,922
   3,683   OneBeacon Insurance Group Ltd.                                77,895
   2,874   Validus Holdings Ltd.                                         66,821
                                                                  -------------
                                                                        245,806
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.2%
   2,809   Omniture, Inc. (b)                                            51,573
   4,469   Rackspace Hosting, Inc. (b)                                   43,662
   1,709   VistaPrint Ltd. (b)                                           56,124
   2,232   WebMD Health Corp., Class A (b)                               66,380
                                                                  -------------
                                                                        217,739
                                                                  -------------
           IT SERVICES--21.5%
   5,438   Broadridge Financial Solutions, Inc.                          83,691
   8,228   Genpact Ltd. (b)                                              85,489
   5,001   MasterCard, Inc., Class A                                    886,826
   4,631   Metavante Technologies, Inc. (b)                              89,193
   3,049   NeuStar, Inc., Class A (b)                                    60,645
   7,451   SAIC, Inc. (b)                                               150,734
   3,154   VeriFone Holdings, Inc. (b)                                   52,167
  29,171   Visa, Inc., Class A                                        1,790,808
  28,227   Western Union  Co.                                           696,360
   1,502   Wright Express Corp. (b)                                      44,835
                                                                  -------------
                                                                      3,940,748
                                                                  -------------
           MACHINERY--0.2%
   1,098   Chart Industries, Inc. (b)                                    31,359
   1,145   Mueller Water Products Inc., Class A                          10,282
                                                                  -------------
                                                                         41,641
                                                                  -------------
           MARINE--0.2%
   1,231   Genco Shipping & Trading Ltd.                                 40,918
                                                                  -------------
           MEDIA--11.2%
   4,160   Cinemark Holdings, Inc.                                       56,576
   3,622   DreamWorks Animation SKG, Inc., Class A (b)                  113,912
   1,797   Morningstar, Inc. (b)                                         99,680
   6,326   Scripps Networks Interactive Inc., Class A                   229,697
  37,821   Time Warner Cable, Inc., Class A (b)                         915,268
  24,037   Viacom, Inc., Class B (b)                                    597,079
   5,959   Warner Music Group Corp.                                      45,288
                                                                  -------------
                                                                      2,057,500
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS--8.9%
   2,729   Alpha Natural Resources, Inc. (b)                      $     140,352
   1,566   Atlas America, Inc.                                           53,416
   1,744   Bill Barrett Corp. (b)                                        56,000
   2,942   Concho Resources, Inc. (b)                                    81,229
   6,551   Continental Resources, Inc. (b)                              256,996
   1,853   Copano Energy LLC                                             45,324
   4,086   EXCO Resources, Inc. (b)                                      66,684
   1,760   Foundation Coal Holdings, Inc.                                62,621
   2,993   Patriot Coal Corp. (b)                                        86,947
   6,414   SandRidge Energy, Inc. (b)                                   125,714
  23,802   Spectra Energy Corp.                                         566,488
   2,956   W&T Offshore, Inc.                                            80,669
                                                                  -------------
                                                                      1,622,440
                                                                  -------------
           PERSONAL PRODUCTS--0.8%
   3,540   Bare Escentuals, Inc. (b)                                     38,480
   2,521   Herbalife Ltd.                                                99,630
                                                                  -------------
                                                                        138,110
                                                                  -------------
           PHARMACEUTICALS--1.1%
   9,709   Warner Chilcott Ltd., Class A (b)                            146,800
     976   XenoPort, Inc. (b)                                            47,326
                                                                  -------------
                                                                        194,126
                                                                  -------------
           ROAD & RAIL--0.5%
  12,499   Hertz Global Holdings, Inc. (b)                               94,617
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
   2,322   Atheros Communications (b)                                    54,753
   1,198   Hittite Microwave Corp. (b)                                   40,253
                                                                  -------------
                                                                         95,006
                                                                  -------------
           SOFTWARE--0.6%
   2,336   NetSuite, Inc. (b)                                            42,095
   2,513   Solera Holdings, Inc. (b)                                     72,173
                                                                  -------------
                                                                        114,268
                                                                  -------------
           SPECIALTY RETAIL--0.4%
   2,417   J. Crew Group, Inc. (b)                                       69,054
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.4%
   3,630   Hanesbrands, Inc. (b)                                         78,953
                                                                  -------------
           TOBACCO--12.6%
   6,733   Lorillard, Inc.                                              479,053
  38,170   Philip Morris International, Inc.                          1,835,977
                                                                  -------------
                                                                      2,315,030
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS--0.3%
   3,999   RSC Holdings, Inc. (b)                                 $      45,429
                                                                  -------------
           WATER UTILITIES--0.7%
   6,193   American Water Works Co., Inc.                               133,150
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--1.7%
   6,361   Clearwire Corp., Class A (b)                                  75,569
  13,546   MetroPCS Communications, Inc. (b)                            189,508
   2,649   Syniverse Holdings, Inc. (b)                                  44,000
                                                                  -------------
                                                                        309,077
                                                                  -------------

           TOTAL INVESTMENTS--99.7%
           (Cost $21,189,942) (c)                                    18,268,105
           NET OTHER ASSETS AND LIABILITIES--0.3%                        46,237
                                                                  -------------
           NET ASSETS--100.0%                                     $  18,314,342
                                                                  =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $754,428 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,676,265.

______________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A- Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       18,268,105
Level 2 - Other Significant Observable Inputs                         -
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $       18,268,105
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON  STOCKS--100.5%
           AIR FREIGHT & LOGISTICS--2.2%
   4,478   C.H. Robinson Worldwide, Inc.                          $     228,199
   6,538   Expeditors International of Washington, Inc.                 227,784
                                                                  -------------
                                                                        455,983
                                                                  -------------
           AIRLINES--1.1%
   9,722   Ryanair Holdings PLC, ADR (b)                                218,064
                                                                  -------------
           BEVERAGES--1.3%
   8,726   Hansen Natural Corp. (b)                                     263,962
                                                                  -------------
           BIOTECHNOLOGY--8.9%
   3,695   Amgen, Inc. (b)                                              219,003
  10,574   Amylin Pharmaceuticals, Inc. (b)                             213,806
   4,594   Biogen Idec, Inc. (b)                                        231,032
   3,371   Celgene Corp. (b)                                            213,317
   2,885   Cephalon, Inc. (b)                                           223,559
   2,932   Genzyme Corp. (b)                                            237,169
   4,665   Gilead Sciences, Inc. (b)                                    212,631
   8,507   Vertex Pharmaceuticals, Inc. (b)                             282,773
                                                                  -------------
                                                                      1,833,290
                                                                  -------------
           CHEMICALS--1.1%
   4,149   Sigma-Aldrich Corp.                                          217,491
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--2.1%
   7,304   Cintas Corp.                                                 209,698
   3,891   Stericycle, Inc. (b)                                         229,219
                                                                  -------------
                                                                        438,917
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--3.7%
  10,028   Cisco Systems, Inc. (b)                                      226,231
   9,243   Juniper Networks, Inc. (b)                                   194,750
   4,683   QUALCOMM, Inc.                                               201,229
   2,087   Research In Motion Ltd. (b)                                  142,542
                                                                  -------------
                                                                        764,752
                                                                  -------------
           COMPUTERS & PERIPHERALS--5.7%
   1,394   Apple Computer, Inc. (b)                                     158,442
  10,937   Dell, Inc. (b)                                               180,242
   9,048   Logitech International S.A. (b)                              210,999
   9,148   NetApp, Inc. (b)                                             166,768
  12,654   SanDisk Corp. (b)                                            247,386
  26,261   Sun Microsystems, Inc. (b)                                   199,584
                                                                  -------------
                                                                      1,163,421
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION & ENGINEERING--0.9%
   5,312   Foster Wheeler Ltd. (b)                                $     191,816
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.0%
   3,441   Apollo Group, Inc., Class A (b)                              204,051
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
  69,975   Level 3 Communications, Inc. (b)                             188,933
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
  26,894   Flextronics International Ltd. (b)                           190,410
   6,527   FLIR Systems, Inc. (b)                                       250,767
                                                                  -------------
                                                                        441,177
                                                                  -------------
           FOOD & STAPLES RETAILING--2.2%
   3,262   Costco Wholesale Corp.                                       211,802
  12,319   Whole Foods Market, Inc.                                     246,749
                                                                  -------------
                                                                        458,551
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
   5,836   DENTSPLY International, Inc.                                 219,084
  11,268   Hologic, Inc. (b)                                            217,810
     830   Intuitive Surgical, Inc. (b)                                 200,013
                                                                  -------------
                                                                        636,907
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--3.2%
   3,110   Express Scripts, Inc. (b)                                    229,580
   3,896   Henry Schein, Inc. (b)                                       209,761
   7,086   Patterson Cos., Inc. (b)                                     215,485
                                                                  -------------
                                                                        654,826
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--2.1%
  14,705   Starbucks Corp. (b)                                          218,663
   2,503   Wynn Resorts Ltd.                                            204,345
                                                                  -------------
                                                                        423,008
                                                                  -------------
           HOUSEHOLD DURABLES--1.1%
   6,866   Garmin Ltd.                                                  233,032
                                                                  -------------
           INTERNET & CATALOG RETAIL--3.0%
   2,819   Amazon.com, Inc. (b)                                         205,110
  12,654   Expedia, Inc. (b)                                            191,202
  16,293   Liberty Media Corp. - Interactive, Class A (b)               210,343
                                                                  -------------
                                                                        606,655
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES--7.1%
  11,500   Akamai Technologies, Inc. (b)                          $     200,560
     825   Baidu.com, Inc., ADR (b)                                     204,790
   9,391   eBay, Inc. (b)                                               210,171
     502   Google, Inc., Class A (b)                                    201,061
  12,829   IAC/InterActiveCorp (b)                                      221,941
   7,786   VeriSign, Inc. (b)                                           203,059
  12,346   Yahoo!, Inc. (b)                                             213,586
                                                                  -------------
                                                                      1,455,168
                                                                  -------------
           IT SERVICES--3.9%
   8,044   Cognizant Technology Solutions Corp., Class A (b)            183,645
   4,436   Fiserv, Inc. (b)                                             209,912
   5,667   Infosys Technologies Ltd., ADR                               188,768
   6,693   Paychex, Inc.                                                221,069
                                                                  -------------
                                                                        803,394
                                                                  -------------
           MACHINERY--1.9%
   4,339   Joy Global, Inc.                                             195,862
   5,330   PACCAR, Inc.                                                 203,553
                                                                  -------------
                                                                        399,415
                                                                  -------------
           MEDIA--7.9%
  10,831   Comcast Corp., Class A                                       212,613
   8,401   DIRECTV Group (The), Inc. (b)                                219,853
  11,435   Discovery Communication, Inc., Class A (b)                   162,949
   8,044   DISH Network Corp., Class A (b)                              168,924
   7,453   Focus Media Holding Ltd., ADR (b)                            212,485
   5,927   Lamar Advertising Co., Class A (b)                           183,085
   6,630   Liberty Global, Inc., Class A (b)                            200,889
 171,708   Sirius XM Radio, Inc. (b)                                     97,874
  19,512   Virgin Media, Inc.                                           154,145
                                                                  -------------
                                                                      1,612,817
                                                                  -------------
           METALS & MINING--0.8%
  10,110   Steel Dynamics, Inc.                                         172,780
                                                                  -------------
           MULTILINE RETAIL--1.1%
   2,462   Sears Holdings Corp. (b)                                     230,197
                                                                  -------------
           PHARMACEUTICALS--1.1%
   4,693   Teva Pharmaceutical Industries Ltd.,  ADR                    214,892
                                                                  -------------
           PROFESSIONAL SERVICES--0.8%
  11,418   Monster Worldwide, Inc. (b)                                  170,242
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--11.1%
  10,773   Altera Corp.                                           $     222,786
  13,008   Applied Materials, Inc.                                      196,811
   9,996   Broadcom Corp., Class A (b)                                  186,225
  10,831   Intel Corp.                                                  202,865
   6,608   KLA-Tencor Corp.                                             209,143
   6,904   Lam Research Corp. (b)                                       217,407
   7,273   Linear Technology Corp.                                      222,989
  18,016   Marvell Technology Group Ltd. (b)                            167,549
   7,516   Microchip Technology, Inc.                                   221,196
  19,128   NVIDIA Corp. (b)                                             204,861
   9,324   Xilinx, Inc.                                                 218,648
                                                                  -------------
                                                                      2,270,480
                                                                  -------------
           SOFTWARE--12.2%
  13,232   Activision Blizzard, Inc. (b)                                204,170
   5,456   Adobe Systems, Inc. (b)                                      215,348
   6,610   Autodesk, Inc. (b)                                           221,766
  10,100   CA, Inc.                                                     201,596
  28,008   Cadence Design Systems, Inc. (b)                             189,334
   9,100   Check Point Software Technologies Ltd. (b)                   206,934
   7,791   Citrix Systems, Inc. (b)                                     196,801
   4,803   Electronic Arts, Inc. (b)                                    177,663
   7,478   Intuit, Inc. (b)                                             236,379
   8,703   Microsoft Corp.                                              232,283
  11,122   Oracle Corp. (b)                                             225,888
  10,392   Symantec Corp. (b)                                           203,475
                                                                  -------------
                                                                      2,511,637
                                                                  -------------
           SPECIALTY RETAIL--3.0%
   7,173   Bed Bath & Beyond, Inc. (b)                                  225,304
   7,972   PetSmart, Inc.                                               196,988
   9,045   Staples, Inc.                                                203,513
                                                                  -------------
                                                                        625,805
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.1%
   4,390   Fastenal Co.                                                 216,822
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--2.7%
   4,954   Leap Wireless International, Inc. (b)                        188,747
   2,943   Millicom International Cellular S.A.                         202,096
   4,411   NII Holdings, Inc. (b)                                       167,265
                                                                  -------------
                                                                        558,108
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


           DESCRIPTION                                            VALUE
           ------------------------------------------------       --------------

           TOTAL INVESTMENTS--100.5%                              $  20,636,593
           (Cost $27,375,450) (c)
           NET OTHER ASSETS AND LIABILITIES--(0.5%)
                                                                        (92,458)
                                                                  -------------
           NET ASSETS--100.0%                                     $  20,544,135
                                                                  =============



           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $384,681 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,123,538.
           ADR - American Depositary Receipt.


____________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       20,636,593
Level 2 - Other Significant Observable Inputs                         -
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $       20,636,593
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.4%
           COMMUNICATIONS EQUIPMENT--9.7%
  18,559   Cisco Systems, Inc. (b)                                $     418,691
  17,106   Juniper Networks, Inc. (b)                                   360,423
   8,666   QUALCOMM, Inc.                                               372,378
   3,863   Research In Motion Ltd. (b)                                  263,843
                                                                  -------------
                                                                      1,415,335
                                                                  -------------
           COMPUTERS & PERIPHERALS--14.7%
   2,579   Apple Computer, Inc. (b)                                     293,129
  20,241   Dell, Inc. (b)                                               333,572
  16,746   Logitech International S.A. (b)                              390,517
  16,931   NetApp, Inc. (b)                                             308,652
  23,419   SanDisk Corp. (b)                                            457,841
  48,602   Sun Microsystems, Inc. (b)                                   369,375
                                                                  -------------
                                                                      2,153,086
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--15.7%
  21,284   Akamai Technologies, Inc. (b)                                371,193
   1,526   Baidu.com, Inc. ADR (b)                                      378,799
     930   Google, Inc., Class A (b)                                    372,484
  23,742   IAC/InterActiveCorp (b)                                      410,736
  14,409   VeriSign, Inc. (b)                                           375,787
  22,849   Yahoo!, Inc. (b)                                             395,288
                                                                  -------------
                                                                      2,304,287
                                                                  -------------
           IT SERVICES--4.7%
  14,887   Cognizant Technology Solutions Corp., Class A (b)            339,870
  10,488   Infosys Technologies Ltd., ADR                               349,355
                                                                  -------------
                                                                        689,225
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--28.7%
  19,938   Altera Corp.                                                 412,318
  24,075   Applied Materials, Inc.                                      364,255
  18,501   Broadcom Corp., Class A (b)                                  344,674
  20,045   Intel Corp.                                                  375,443
  12,230   KLA-Tencor Corp.                                             387,080
  12,778   Lam Research Corp. (b)                                       402,379
  13,461   Linear Technology Corp.                                      412,714
  33,343   Marvell Technology Group Ltd. (b)                            310,090
  13,910   Microchip Technology, Inc.                                   409,371
  35,400   NVIDIA Corp. (b)                                             379,134
  17,256   Xilinx, Inc.                                                 404,653
                                                                  -------------
                                                                      4,202,111
                                                                  -------------
           SOFTWARE--26.9%
  10,098   Adobe Systems, Inc. (b)                                      398,568
  12,233   Autodesk, Inc. (b)                                           410,417
  18,693   CA, Inc.                                                     373,112
  51,834   Cadence Design Systems, Inc. (b)                             350,398
  16,841   Check Point Software Technologies Ltd. (b)                   382,964


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE--(CONTINUED)
  14,419   Citrix Systems, Inc. (b)                               $     364,224
  13,840   Intuit, Inc. (b)                                             437,483
  16,106   Microsoft Corp.                                              429,870
  20,584   Oracle Corp. (b)                                             418,061
  19,233   Symantec Corp. (b)                                           376,582
                                                                  -------------
                                                                      3,941,679
                                                                  -------------

           TOTAL INVESTMENTS--100.4%
           (Cost $20,252,772)  (c)                                   14,705,723
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                     (56,415)
                                                                  -------------
           NET ASSETS--100.0%                                     $  14,649,308
                                                                  =============



          (a) All percentages shown in the Portfolio of Investments are based on net assets.
          (b)  Non-income producing security.
          (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008,the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,631 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,562,680.
           ADR - American Depositary Receipt.


____________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       14,705,723
Level 2 - Other Significant Observable Inputs                         -
Level 3 - Significant Unobservable Inputs                             -

                                                         ---------------------
Total                                                    $       14,705,723
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.2%
           BIOTECHNOLOGY--76.6%
  70,602   Amgen, Inc. (b)                                        $   4,184,581
 144,124   Amylin Pharmaceuticals, Inc. (b)                           2,914,187
  57,422   Biogen Idec, Inc. (b)                                      2,887,752
 285,447   Celera Corp. (b)                                           4,410,156
  52,350   Celgene Corp. (b)                                          3,312,708
  50,836   Cephalon, Inc. (b)                                         3,939,282
  45,374   Genentech, Inc. (b)                                        4,023,766
  44,615   Genzyme Corp. (b)                                          3,608,907
  74,910   Gilead Sciences, Inc. (b)                                  3,414,398
 606,393   Human Genome Sciences, Inc. (b)                            3,850,596
  82,263   ImClone Systems, Inc. (b)                                  5,136,501
 229,298   InterMune, Inc. (b)                                        3,923,289
  71,527   OSI Pharmaceuticals, Inc. (b)                              3,525,566
 338,054   PDL BioPharma, Inc.                                        3,147,283
 108,266   Vertex Pharmaceuticals, Inc. (b)                           3,598,762
                                                                  -------------
                                                                     55,877,734
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--22.6%
 355,803   Affymetrix, Inc. (b)                                       2,753,915
  85,944   Illumina, Inc. (b)                                         3,483,310
  92,025   Invitrogen Corp. (b)                                       3,478,545
  51,965   Millipore Corp. (b)                                        3,575,193
 894,255   Nektar Therapeutics (b)                                    3,210,375
                                                                  -------------
                                                                     16,501,338
                                                                  -------------

           TOTAL INVESTMENTS--99.2%
           (Cost $80,381,304) (c)                                    72,379,072
           NET OTHER ASSETS AND LIABILITIES--0.8%                       602,175
                                                                  -------------
           NET ASSETS--100.0%                                     $  72,981,247
                                                                  =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,490,105 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,492,337.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


_______________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       72,379,072
Level 2 - Other Significant Observable Inputs                         -
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $       72,379,072
                                                         =====================




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.2%
           CAPITAL MARKETS--5.0%
 112,716   E*TRADE Financial Corp.(b)                             $     315,605
  61,617   TD Ameritrade Holding Corp. (b)                              998,195
                                                                  -------------
                                                                      1,313,800
                                                                  -------------
           COMMUNICATIONS EQUIPMENT--9.8%
 113,191   Juniper Networks, Inc. (b)                                 2,384,935
  69,173   Sonus Networks, Inc. (b)                                     199,218
                                                                  -------------
                                                                      2,584,153
                                                                  -------------
           HEALTH CARE TECHNOLOGY--2.7%
  14,487   Allscripts Healthcare Solutions, Inc. (b)                    180,218
  46,282   HLTH Corp. (b)                                               529,004
                                                                  -------------
                                                                        709,222
                                                                  -------------
           INTERNET & CATALOG RETAIL--17.6%
  36,518   Amazon.com, Inc. (b)                                       2,657,050
  53,264   Expedia, Inc. (b)                                            804,819
  12,373   NetFlix, Inc. (b)                                            382,078
   4,053   Overstock.com, Inc. (b)                                       80,290
   8,889   Priceline.com, Inc. (b)                                      608,274
   9,963   Ticketmaster Entertainment, Inc. (b)                         106,903
                                                                  -------------
                                                                      4,639,414
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--49.2%
  43,090   Akamai Technologies, Inc. (b)                                751,490
  21,656   Ariba, Inc. (b)                                              305,999
  32,582   Art Technology Group, Inc. (b)                               114,689
  10,076   DealerTrack Holdings, Inc. (b)                               169,680
   9,471   Digital River, Inc. (b)                                      306,860
  28,203   EarthLink, Inc. (b)                                          239,726
 126,044   eBay, Inc. (b)                                             2,820,864
   6,491   Google, Inc., Class A (b)                                  2,599,775
  16,382   IAC/InterActiveCorp (b)                                      283,409
  12,864   Internap Network Services Corp. (b)                           44,767
  11,558   Interwoven, Inc. (b)                                         163,199
  11,329   j2 Global Communications, Inc. (b)                           264,532
  12,412   ModusLink Global Solutions, Inc. (b)                         119,279
  24,151   RealNetworks, Inc. (b)                                       122,687
  14,652   SonicWALL, Inc. (b)                                           76,776
  20,724   United Online, Inc.                                          195,013
  24,279   ValueClick, Inc. (b)                                         248,374
  49,602   VeriSign, Inc. (b)                                         1,293,620
  11,435   Websense, Inc. (b)                                           255,572
 149,276   Yahoo!, Inc. (b)                                           2,582,475
                                                                  -------------
                                                                     12,958,786
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           IT SERVICES--1.7%
  17,728   CyberSource Corp. (b)                                  $     285,598
  21,120   Sapient Corp. (b)                                            156,922
                                                                  -------------
                                                                        442,520
                                                                  -------------
           PROFESSIONAL SERVICES--1.7%
  30,494   Monster Worldwide, Inc. (b)                                  454,666
                                                                  -------------

           SOFTWARE--12.5%
  43,998   Check Point Software Technologies Ltd. (b)                 1,000,515
  12,598   Concur Technologies, Inc. (b)                                481,999
  18,027   Quest Software, Inc. (b)                                     228,763
  25,730   Salesforce.com, Inc. (b)                                   1,245,331
  46,718   TIBCO Software, Inc. (b)                                     341,976
                                                                  -------------
                                                                      3,298,584
                                                                  -------------
           TOTAL COMMON STOCKS--100.2%
           (Cost $35,491,869)                                        26,401,145



           MONEY MARKET FUNDS--0.1%
  27,837   Morgan Stanley Institutional Treasury
                Money Market Fund--0.66% (c)
           (Cost $27,837)                                                27,837
                                                                  -------------

           TOTAL INVESTMENTS--100.3%
           (Cost $35,519,706) (d)                                    26,428,982
           NET OTHER ASSETS AND LIABILITIES--(0.3%)                     (68,805)
                                                                  -------------
           NET ASSETS--100.0%                                     $  26,360,177
                                                                  =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c)  Represents annualized 7-day yield at September 30, 2008.
           (d) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $97,738 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,188,462.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


___________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       26,401,145
Level 2 - Other Significant Observable Inputs                        27,837
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $       26,428,982
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.9%
           AEROSPACE & DEFENSE--2.5%
  22,798   Boeing (The) Co.                                       $   1,307,465
                                                                  -------------
           BIOTECHNOLOGY--5.4%
  23,603   Amgen, Inc. (b)                                            1,398,950
  29,838   Biogen Idec, Inc. (b)                                      1,500,553
                                                                  -------------
                                                                      2,899,503
                                                                  -------------
           COMPUTERS & PERIPHERALS--2.3%
 103,083   EMC Corp. (b)                                              1,232,873
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--2.6%
  31,813   Noble Corp.                                                1,396,591
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--2.5%
  25,052   McKesson Corp.                                             1,348,048
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--2.5%
  37,915   Carnival Corp.                                             1,340,295
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--2.5%
  60,352   eBay, Inc. (b)                                             1,350,678
                                                                  -------------
           MACHINERY--7.1%
  20,745   Eaton Corp.                                                1,165,454
  29,987   Illinois Tool Works, Inc.                                  1,332,922
  40,777   Ingersoll-Rand Co. Ltd., Class A                           1,271,019
                                                                  -------------
                                                                      3,769,395
                                                                  -------------
           MEDIA--7.2%
  88,812   CBS Corp., Class B                                         1,294,879
 105,273   News Corp., Class A                                        1,262,223
  51,302   Viacom, Inc. (b)                                           1,274,342
                                                                  -------------
                                                                      3,831,444
                                                                  -------------
           METALS & MINING--4.3%
  19,178   Freeport-McMoRan Copper & Gold, Inc.                       1,090,269
  30,329   Nucor Corp.                                                1,197,996
                                                                  -------------
                                                                      2,288,265
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--22.8%
  24,767   Anadarko Petroleum Corp.                                   1,201,447
  13,060   Apache Corp.                                               1,361,897
  17,692   Chevron Corp.                                              1,459,236
  18,789   ConocoPhillips                                             1,376,294
  15,336   Devon Energy Corp.                                         1,398,643
  18,873   Exxon Mobil Corp.                                          1,465,677
  32,838   Marathon Oil Corp.                                         1,309,251
  21,073   Noble Energy, Inc.                                         1,171,448
  19,527   Occidental Petroleum Corp.                                 1,375,677
                                                                  -------------
                                                                     12,119,570
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       -------------

           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS--20.5%
  66,836   Bristol-Myers Squibb Co.                               $   1,393,531
  31,178   Eli Lilly & Co.                                            1,372,767
  47,503   Forest Laboratories, Inc. (b)                              1,343,385
  20,397   Johnson & Johnson                                          1,413,104
  42,054   Merck & Co., Inc.                                          1,327,224
  76,967   Pfizer, Inc.                                               1,419,271
  74,999   Schering-Plough Corp.                                      1,385,232
  35,006   Wyeth                                                      1,293,122
                                                                  -------------
                                                                     10,947,636
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
  64,671   Broadcom Corp., Class A (b)                                1,204,821
  64,151   Texas Instruments, Inc.                                    1,379,246
                                                                  -------------
                                                                      2,584,067
                                                                  -------------
           SOFTWARE--2.7%
  54,534   Microsoft Corp.                                            1,455,512
                                                                  -------------
           SPECIALTY RETAIL--7.2%
  31,947   Best Buy Co., Inc.                                         1,198,013
  50,297   Home Depot (The), Inc.                                     1,302,189
  55,762   Lowe's Cos., Inc.                                          1,321,002
                                                                  -------------
                                                                      3,821,204
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--3.0%
  24,054   NIKE, Inc., Class B                                        1,609,213
                                                                  -------------

           TOTAL INVESTMENTS--99.9%
           (Cost $63,455,814) (c)                                    53,301,759
           NET OTHER ASSETS AND LIABILITIES--0.1%                        27,486
                                                                  -------------
           NET ASSETS--100.0%                                     $  53,329,245
                                                                  =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $640,833 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,794,888.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


_____________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       53,301,759
Level 2 - Other Significant Observable Inputs                         -
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $       53,301,759
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.9%
           AEROSPACE & DEFENSE--3.3%
     622   DRS Technologies, Inc.                                 $      47,739
     654   Esterline Technologies Corp. (b)                              25,892
   1,095   Lockheed Martin Corp.                                        120,088
   2,034   Raytheon Co.                                                 108,839
                                                                  -------------
                                                                        302,558
                                                                  -------------
           AIR FREIGHT & LOGISTICS--0.3%
     867   Forward Air Corp.                                             23,608
                                                                  -------------
           AIRLINES--1.2%
   7,765   Southwest Airlines Co.                                       112,670
                                                                  -------------
           AUTO COMPONENTS--1.3%
   3,822   Johnson Controls, Inc.                                       115,921
                                                                  -------------
           AUTOMOBILES--1.2%
   3,773   Honda Motor Co., Ltd., ADR                                   113,605
                                                                  -------------
           BEVERAGES--1.3%
   1,801   Anheuser-Busch Cos., Inc.                                    116,849
                                                                  -------------
           BIOTECHNOLOGY--1.9%
   1,557   Genzyme Corp. (b)                                            125,946
     965   OSI Pharmaceuticals, Inc. (b)                                 47,565
                                                                  -------------
                                                                        173,511
                                                                  -------------
           BUILDING PRODUCTS--0.2%
     265   Ameron International Corp.                                    18,987
                                                                  -------------
           CAPITAL MARKETS--1.1%
   1,174   Franklin Resources, Inc.                                     103,465
                                                                  -------------
           CHEMICALS--1.5%
     911   CF Industries Holding, Inc.                                   83,320
     487   NewMarket Corp.                                               25,597
   1,083   Terra Industries, Inc.                                        31,840
                                                                  -------------
                                                                        140,757
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.8%
   3,638   Allied Waste Industries, Inc. (b)                             40,418
   2,157   IKON Office Solutions, Inc.                                   36,691
                                                                  -------------
                                                                         77,109
                                                                  -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMMUNICATIONS EQUIPMENT--1.4%
   4,474   JDS Uniphase Corp. (b)                                 $      37,850
   2,196   QUALCOMM, Inc.                                                94,362
                                                                  -------------
                                                                        132,212
                                                                  -------------
           COMPUTERS & PERIPHERALS--2.0%
   4,908   Dell, Inc. (b)                                                80,884
   2,229   Electronics for Imaging, Inc. (b)                             31,050
   2,608   QLogic Corp. (b)                                              40,059
     909   Synaptics, Inc. (b)                                           27,470
                                                                  -------------
                                                                        179,463
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.9%
   1,568   EMCOR Group, Inc. (b)                                         41,270
   1,393   Quanta Services, Inc. (b)                                     37,625
                                                                  -------------
                                                                         78,895
                                                                  -------------
           CONSTRUCTION MATERIALS--0.3%
   2,174   Headwaters, Inc. (b)                                          29,023
                                                                  -------------
           CONTAINERS & PACKAGING--0.3%
     602   Rock-Tenn Co., Class A                                        24,068
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.5%
     566   ITT Educational Services, Inc. (b)                            45,795
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
   1,307   CenturyTel, Inc.                                              47,902
                                                                  -------------
           ELECTRIC UTILITIES--3.8%
   6,749   Duke Energy Corp.                                            117,635
   1,305   El Paso Electric Co. (b)                                      27,405
   1,416   Pinnacle West Capital Corp.                                   48,725
   1,317   Portland General Electric Co.                                 31,160
   2,782   Progress Energy, Inc.                                        119,988
                                                                  -------------
                                                                        344,913
                                                                  -------------
           ELECTRICAL EQUIPMENT--1.5%
     774   A.O. Smith Corp.                                              30,333
   1,240   Brady Corp., Class A                                          43,748
     708   II-VI, Inc. (b)                                               27,371
   1,024   Woodward Governor Co.                                         36,116
                                                                  -------------
                                                                        137,568
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
   5,856   Celestica, Inc. (b)                                           37,713
   2,685   Jabil Circuit, Inc.                                           25,615
     774   MTS Systems Corp.                                             32,585


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
  15,289   Sanmina-SCI Corp. (b)                                  $      21,405
                                                                  -------------
                                                                        117,318
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--2.9%
   1,589   Baker Hughes, Inc.                                            96,198
     632   CARBO Ceramics, Inc.                                          32,618
   3,308   Halliburton Co.                                              107,146
   1,906   RPC, Inc.                                                     26,798
                                                                  -------------
                                                                        262,760
                                                                  -------------
           FOOD & STAPLES RETAILING--2.2%
   1,355   BJ's Wholesale Club, Inc. (b)                                 52,655
   4,215   Kroger (The) Co.                                             115,829
   1,374   Spartan Stores, Inc.                                          34,185
                                                                  -------------
                                                                        202,669
                                                                  -------------
           FOOD PRODUCTS--2.5%
   2,551   Cadbury PLC, ADR                                             104,439
     767   Cal-Maine Foods, Inc.                                         21,046
     912   Lancaster Colony Corp.                                        34,346
   1,129   TreeHouse Foods, Inc. (b)                                     33,531
   3,009   Tyson Foods, Inc., Class A                                    35,927
                                                                  -------------
                                                                        229,289
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
     701   Alcon, Inc.                                                  113,219
   1,026   Conmed Corp. (b)                                              32,832
   1,194   Cyberonics, Inc. (b)                                          20,298
                                                                  -------------
                                                                        166,349
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--1.1%
     508   Amedisys, Inc. (b)                                            24,724
     966   LifePoint Hospitals, Inc. (b)                                 31,048
   1,475   Lincare Holdings, Inc. (b)                                    44,383
                                                                  -------------
                                                                        100,155
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--0.6%
   1,092   Bob Evans Farms, Inc.                                         29,800
     864   CEC Entertainment, Inc. (b)                                   28,685
                                                                  -------------
                                                                         58,485
                                                                  -------------
           HOUSEHOLD DURABLES--1.8%
   1,506   Helen of Troy Ltd. (b)                                        34,292
   5,823   Matsushita Electric Industrial Co., Ltd.,  ADR               100,912


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           HOUSEHOLD DURABLES (CONTINUED)
     423   National Presto Industries, Inc.                       $      31,514
                                                                  -------------
                                                                        166,718
                                                                  -------------
           HOUSEHOLD PRODUCTS--1.4%
   2,086   Clorox (The) Co.                                             130,771
                                                                  -------------
           INDUSTRIAL CONGLOMERATES--1.3%
   1,670   3M Co.                                                       114,078
                                                                  -------------
           INSURANCE--9.1%
   2,545   Chubb (The) Corp.                                            139,720
   1,839   Hartford Financial Services Group (The), Inc.                 75,381
   2,441   Lincoln National Corp.                                       104,499
   2,820   Loews Corp.                                                  111,362
   2,399   Nationwide Financial Services, Class A                       118,342
   1,626   Prudential Financial, Inc.                                   117,072
     565   RLI Corp.                                                     35,081
   5,068   Unum Group                                                   127,206
                                                                  -------------
                                                                        828,663
                                                                  -------------
           INTERNET & CATALOG RETAIL--0.5%
   1,581   NetFlix, Inc. (b)                                             48,821
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--0.3%
   2,158   Interwoven, Inc. (b)                                          30,471
                                                                  -------------
           IT SERVICES--2.6%
   2,939   Accenture Ltd., Class A                                      111,683
   1,055   Computer Sciences Corp. (b)                                   42,400
     765   DST Systems, Inc. (b)                                         42,832
   1,855   Gartner, Inc. (b)                                             42,071
                                                                  -------------
                                                                        238,986
                                                                  -------------
           LEISURE EQUIPMENT & PRODUCTS--1.9%
   1,203   Hasbro, Inc.                                                  41,768
   5,707   Mattel, Inc.                                                 102,954
   1,391   Pool Corp.                                                    32,452
                                                                  -------------
                                                                        177,174
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--2.1%
   1,946   Albany Molecular Research, Inc. (b)                           35,203
   1,664   PerkinElmer, Inc.                                             41,550


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       -------------

           COMMON STOCKS (CONTINUED)
           LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
   2,011   Thermo Fisher Scientific, Inc. (b)                     $     110,605
                                                                  -------------
                                                                        187,358
                                                                  -------------
           MACHINERY--1.6%
   1,062   Gardner Denver, Inc. (b)                                      36,873
     752   Gorman-Rupp (The) Co.                                         28,365
   1,354   Pentair, Inc.                                                 46,808
   1,297   Trinity Industries, Inc.                                      33,372
                                                                  -------------
                                                                        145,418
                                                                  -------------
           MEDIA--2.7%
   4,338   DIRECTV Group (The), Inc. (b)                                113,525
   1,573   DreamWorks Animation SKG, Inc., Class A (b)                   49,471
   2,783   McGraw-Hill (The) Cos., Inc.                                  87,971
                                                                  -------------
                                                                        250,967
                                                                  -------------
           METALS & MINING--1.7%
     993   AMCOL International Corp.                                     31,041
   1,452   Fording Canadian Coal Trust                                  120,516
                                                                  -------------
                                                                        151,557
                                                                  -------------
           MULTILINE RETAIL--1.5%
   1,489   Big Lots, Inc. (b)                                            41,439
   1,216   Dollar Tree, Inc. (b)                                         44,214
   1,969   Family Dollar Stores, Inc.                                    46,665
                                                                  -------------
                                                                        132,318
                                                                  -------------
           MULTI-UTILITIES--3.6%
     893   CH Energy Group, Inc.                                         38,908
   2,956   Consolidated Edison, Inc.                                    126,990
     968   Integrys Energy Group, Inc.                                   48,342
   5,973   Xcel Energy, Inc.                                            119,400
                                                                  -------------
                                                                        333,640
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--3.0%
   1,516   ConocoPhillips                                               111,047
   1,559   Exxon Mobil Corp.                                            121,072
     881   Frontline Ltd.                                                42,350
                                                                  -------------
                                                                        274,469
                                                                  -------------
           PAPER & FOREST PRODUCTS--0.3%
   2,205   Glatfelter                                                    29,856
                                                                  -------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       -------------

           COMMON STOCKS (CONTINUED)
           PERSONAL PRODUCTS--0.5%
   1,079   Herbalife Ltd.                                         $      42,642
                                                                  -------------
           PHARMACEUTICALS--4.9%
   2,529   Eli Lilly & Co.                                              111,352
   2,533   GlaxoSmithKline PLC,  ADR                                    110,084
   1,715   Johnson & Johnson                                            118,815
   3,353   Sanofi-Aventis, ADR                                          110,213
                                                                  -------------
                                                                        450,464
                                                                  -------------
           PROFESSIONAL SERVICES--1.6%
     497   Dun & Bradstreet (The) Corp.                                  46,897
   1,047   Heidrick & Struggles International, Inc.                      31,567
   1,669   Kelly Services, Inc., Class A                                 31,794
   1,419   Resources Connection, Inc. (b)                                31,970
                                                                  -------------
                                                                        142,228
                                                                   ------------
           REAL ESTATE INVESTMENT TRUSTS--0.4%
   1,174   Mack-Cali Realty Corp.                                        39,763
                                                                  -------------
           ROAD & RAIL--1.1%
   1,228   J.B. Hunt Transport Services, Inc.                            40,978
   1,370   Kansas City Southern (b)                                      60,774
                                                                  -------------
                                                                        101,752
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.8%
  11,575   Atmel Corp. (b)                                               39,239
   2,974   Integrated Device Technology, Inc. (b)                        23,138
   5,064   Intel Corp.                                                   94,849
   3,671   Linear Technology Corp.                                      112,552
   7,890   Marvell Technology Group Ltd. (b)                             73,377
                                                                  -------------
                                                                        343,155
                                                                  -------------
           SOFTWARE--5.4%
   4,191   Compuware Corp. (b)                                           40,611
   1,354   Fair Isaac Corp.                                              31,210
   4,362   Microsoft Corp.                                              116,421
   2,418   Parametric Technology Corp. (b)                               44,491
   2,124   SAP AG, ADR                                                  113,485
   1,358   Sybase, Inc. (b)                                              41,582
   5,582   Symantec Corp. (b)                                           109,296
                                                                  -------------
                                                                        497,096
                                                                  -------------
           SPECIALTY RETAIL--7.3%
   1,113   Advance Auto Parts, Inc.                                      44,142
   1,427   Aeropostale, Inc. (b)                                         45,821
     887   AutoZone, Inc. (b)                                           109,402
     679   Buckle (The), Inc.                                            37,712
   3,168   Foot Locker, Inc.                                             51,195
     847   Gymboree (The) Corp. (b)                                      30,069


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       -------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL (CONTINUED)
   1,435   Hibbett Sports, Inc. (b)                               $      28,729
   1,304   Jo-Ann Stores, Inc. (b)                                       27,358
   3,328   New York & Co., Inc. (b)                                      31,749
   1,240   Ross Stores, Inc.                                             45,644
     854   Sherwin-Williams (The) Co.                                    48,815
   3,328   TJX (The) Cos., Inc.                                         101,570
     783   Tractor Supply Co. (b)                                        32,925
   1,357   Zale Corp. (b)                                                33,925
                                                                  -------------
                                                                        669,056
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.8%
     689   Polo Ralph Lauren Corp.                                       45,915
   1,182   Wolverine World Wide, Inc.                                    31,276
                                                                  -------------
                                                                         77,191
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.0%
   1,057   GATX Corp.                                                    41,825
     547   W.W. Grainger, Inc.                                           47,573
                                                                  -------------
                                                                         89,398
                                                                  -------------
           TOTAL COMMON STOCKS--99.9%
           (Cost $10,084,440)                                         9,149,914

           MONEY MARKET FUND--0.6%
  55,329   Morgan Stanley Institutional Treasury
                Money Market Fund -- 0.66% (c)
           (Cost $55,329)                                                55,329
                                                                  -------------

           Total Investments--100.5%
           (Cost $10,139,769) (d)                                     9,205,243
           Net Other Assets and Liabilities--(0.5%)                     (48,839)
                                                                  -------------
           Net Assets--100.0%                                     $   9,156,404
                                                                  =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c)  Represents annualized 7-day yield at September 30, 2008.
           (d) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $128,824 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,063,350.
           ADR - American Depositary Receipt.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


____________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $        9,149,914
Level 2 - Other Significant Observable Inputs                        55,329
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $        9,205,243
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.8%
           AEROSPACE & DEFENSE--2.0%
  15,050   Boeing (The) Co.                                       $     863,118
  20,300   Honeywell International, Inc.                                843,465
  13,808   Northrop Grumman Corp.                                       835,936
                                                                  -------------
                                                                      2,542,519
                                                                  -------------
           AIR FREIGHT & LOGISTICS--0.7%
  13,435   United Parcel Service, Inc., Class B                         844,927
                                                                  -------------
           AUTO COMPONENTS--1.2%
  23,831   Autoliv, Inc.                                                804,297
  15,460   Magna International, Inc., Class A                           791,397
                                                                  -------------
                                                                      1,595,694
                                                                  -------------
           AUTOMOBILES--0.7%
   9,999   Toyota Motor Corp.,  ADR                                     857,914
                                                                  -------------
           BEVERAGES--1.4%
  17,226   Coca-Cola (The) Co.                                          910,911
  12,452   PepsiCo, Inc.                                                887,454
                                                                  -------------
                                                                      1,798,365
                                                                  -------------
           CAPITAL MARKETS--1.3%
  27,419   Bank of New York Mellon (The)                                893,311
  28,080   Federated Investors, Inc., Class B                           810,108
                                                                  -------------
                                                                      1,703,419
                                                                  -------------
           CHEMICALS--1.8%
  24,647   Dow Chemical (The) Co.                                       783,282
  19,499   E.I. du Pont de Nemours & Co.                                785,810
  13,659   PPG Industries, Inc.                                         796,592
                                                                  -------------
                                                                      2,365,684
                                                                  -------------
           COMMERCIAL BANKS--9.4%
  16,318   Bank of Hawaii Corp.                                         872,197
  19,149   Bank of Montreal                                             825,322
  19,013   Bank of Nova Scotia                                          875,359
  22,561   BB&T Corp.                                                   852,806
  15,503   City National Corp.                                          841,813
  16,092   Cullen/Frost Bankers, Inc.                                   965,519
   9,879   M&T Bank Corp.                                               881,701
  11,707   PNC Financial Services Group, Inc.                           874,513
  18,155   Royal Bank of Canada                                         871,803
  16,427   SunTrust Banks, Inc.                                         739,051
  14,550   Toronto-Dominion Bank (The)                                  887,405
  25,288   U.S. Bancorp                                                 910,874
  25,159   Wells Fargo & Co.                                            944,217
  30,259   Wilmington Trust Corp.                                       872,367
                                                                  -------------
                                                                     12,214,947
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL SERVICES & SUPPLIES--2.6%
  19,350   Avery Dennison Corp.                                   $     860,688
  25,917   Pitney Bowes, Inc.                                           861,999
  28,098   Republic Services, Inc.                                      842,378
  25,722   Waste Management, Inc.                                       809,986
                                                                  -------------
                                                                      3,375,051
                                                                  -------------
           CONTAINERS & PACKAGING--1.3%
  32,672   Bemis Co., Inc.                                              856,333
  27,903   Sonoco Products Co.                                          828,161
                                                                  -------------
                                                                      1,684,494
                                                                  -------------
           DISTRIBUTORS--0.7%
  21,587   Genuine Parts Co.                                            868,013
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.5%
  25,917   Bank of America Corp.                                        907,095
  21,693   JPMorgan Chase & Co.                                       1,013,063
                                                                  -------------
                                                                      1,920,158
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--3.3%
  30,301   AT&T, Inc.                                                   846,004
  23,850   CenturyTel, Inc.                                             874,103
  91,813   Telecom Corp. of New Zealand Ltd., ADR                       843,761
  11,456   Telefonica S.A. ADR                                          818,989
  27,633   Verizon Communications, Inc.                                 886,743
                                                                  -------------
                                                                      4,269,600
                                                                  -------------
           ELECTRIC UTILITIES--9.4%
  19,752   ALLETE, Inc.                                                 878,964
  49,253   Duke Energy Corp.                                            858,480
   9,859   Entergy Corp.                                                877,550
  12,957   Exelon Corp.                                                 811,367
  13,437   FirstEnergy Corp.                                            900,145
  16,513   FPL Group, Inc.                                              830,604
  39,007   Great Plains Energy, Inc.                                    866,736
  31,757   Hawaiian Electric Industries, Inc.                           924,446
  25,736   Pinnacle West Capital Corp.                                  885,576
  36,082   Portland General Electric Co.                                853,700
  24,012   PPL Corp.                                                    888,924
  20,314   Progress Energy, Inc.                                        876,143
  23,477   Southern Co.                                                 884,848
  37,440   Westar Energy, Inc.                                          862,618
                                                                  -------------
                                                                     12,200,101
                                                                  -------------
           ELECTRICAL EQUIPMENT--1.3%
  20,821   Emerson Electric Co.                                         849,288
  22,177   Hubbell, Inc., Class B                                       777,304
                                                                  -------------
                                                                      1,626,592
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           FOOD & STAPLES RETAILING--1.3%
  27,581   Sysco Corp.                                            $     850,322
  23,710   Weis Markets, Inc.                                           853,797
                                                                  -------------
                                                                      1,704,119
                                                                  -------------
           FOOD PRODUCTS--7.5%
  23,627   Campbell Soup Co.                                            912,001
  45,042   ConAgra Foods, Inc.                                          876,517
  12,983   General Mills, Inc.                                          892,192
  17,694   H.J. Heinz Co.                                               884,169
  20,825   Hershey (The) Co.                                            823,421
  17,914   J.M. Smucker (The) Co.                                       908,061
  15,988   Kellogg Co.                                                  896,927
  26,748   Kraft Foods, Inc., Class A                                   875,997
  23,458   Lancaster Colony Corp.                                       883,428
  68,240   Sara Lee Corp.                                               861,871
  33,336   Unilever PLC, ADR                                            907,073
                                                                  -------------
                                                                      9,721,657
                                                                  -------------
           GAS UTILITIES--6.7%
  27,083   AGL Resources, Inc.                                          849,865
  32,672   Atmos Energy Corp.                                           869,729
  18,420   Laclede Group (The), Inc.                                    893,186
  19,013   National Fuel Gas Co.                                        801,968
  24,045   New Jersey Resources Corp.                                   862,975
  17,324   Northwest Natural Gas Co.                                    900,847
  28,080   Piedmont Natural Gas Co.                                     897,437
  23,863   South Jersey Industries, Inc.                                851,909
  33,846   UGI Corp.                                                    872,550
  26,531   WGL Holdings, Inc.                                           860,931
                                                                  -------------
                                                                      8,661,397
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--0.7%
  14,145   McDonald's Corp.                                             872,747
                                                                  -------------
           HOUSEHOLD DURABLES--1.9%
  14,773   Fortune Brands, Inc.                                         847,379
  38,482   Leggett & Platt, Inc.                                        838,523
  19,241   Stanley Works (The)                                          803,119
                                                                  -------------
                                                                      2,489,021
                                                                  -------------
           HOUSEHOLD PRODUCTS--1.4%
  14,510   Clorox (The) Co.                                             909,632
  13,829   Kimberly-Clark Corp.                                         896,672
                                                                  -------------
                                                                      1,806,304
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INDUSTRIAL CONGLOMERATES--1.9%
  12,519   3M Co.                                                 $     855,173
  33,846   General Electric Co.                                         863,073
  25,433   Textron, Inc.                                                744,678
                                                                  -------------
                                                                      2,462,924
                                                                  -------------
           INSURANCE--7.1%
  19,993   Allstate (The) Corp.                                         922,077
  31,895   Arthur J. Gallagher & Co.                                    818,426
  29,317   Cincinnati Financial Corp.                                   833,775
  18,868   Erie Indemnity Co., Class A                                  797,550
  15,143   Hartford Financial Services Group (The), Inc.                620,712
  18,291   Lincoln National Corp.                                       783,038
  24,834   Manulife Financial Corp.                                     911,159
  17,037   Mercury General Corp.                                        932,776
  12,128   PartnerRe Ltd.                                               825,796
  29,143   Protective Life Corp.                                        830,867
  19,022   Travelers (The) Cos., Inc.                                   859,794
                                                                  -------------
                                                                      9,135,970
                                                                  -------------
           IT SERVICES--1.4%
  20,564   Automatic Data Processing, Inc.                              879,111
  28,116   Paychex, Inc.                                                928,671
                                                                  -------------
                                                                      1,807,782
                                                                  -------------
           MACHINERY--1.9%
  13,701   Caterpillar, Inc.                                            816,580
  13,342   Eaton Corp.                                                  749,554
  18,803   Illinois Tool Works, Inc.                                    835,793
                                                                  -------------
                                                                      2,401,927
                                                                  -------------
           MEDIA--2.5%
  49,144   Gannett Co., Inc.                                            831,025
  23,792   McGraw-Hill (The) Cos.,  Inc.                                752,065
  30,509   Meredith Corp.                                               855,472
  27,470   Thomson (The) Corp.                                          749,107
                                                                  -------------
                                                                      3,187,669
                                                                  -------------
           MULTI-UTILITIES--8.7%
  26,232   Alliant Energy Corp.                                         844,933
  22,322   Ameren Corp.                                                 871,228
  20,540   Consolidated Edison, Inc.                                    882,398
  20,347   Dominion Resources, Inc.                                     870,445
  17,106   Integrys Energy Group, Inc.                                  854,274
  25,477   NSTAR                                                        853,480
  28,160   OGE Energy Corp.                                             869,581
  23,188   PG&E Corp.                                                   868,391
  22,099   SCANA Corp.                                                  860,314
  16,798   Sempra Energy                                                847,795


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES (CONTINUED)
  32,103   Vectren Corp.                                          $     894,068
  19,721   Wisconsin Energy Corp.                                       885,472
  42,613   Xcel Energy, Inc.                                            851,834
                                                                  -------------
                                                                     11,254,213
                                                                  -------------
           OFFICE ELECTRONICS--0.7%
  22,390   CANON, Inc., ADR                                             845,223
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--3.9%
  16,046   BP PLC, ADR                                                  805,028
  10,135   Chevron Corp.                                                835,935
  11,388   ConocoPhillips                                               834,171
  13,916   Royal Dutch Shell PLC, ADR                                   821,183
  13,498   Total S.A., ADR                                              819,059
  24,329   TransCanada Corp.                                            879,493
                                                                  -------------
                                                                      4,994,869
                                                                  -------------
           PHARMACEUTICALS--6.1%
  15,490   Abbott Laboratories                                          891,914
  42,923   Bristol-Myers Squibb Co.                                     894,945
  19,283   Eli Lilly & Co.                                              849,030
  20,138   GlaxoSmithKline PLC,  ADR                                    875,197
  12,938   Johnson & Johnson                                            896,345
  16,820   Novartis AG, ADR                                             888,769
  48,981   Pfizer, Inc.                                                 903,210
  26,579   Sanofi-Aventis, ADR                                          873,652
  23,279   Wyeth                                                        859,926
                                                                  -------------
                                                                      7,932,988
                                                                  -------------
           REAL ESTATE INVESTMENT TRUSTS--2.8%
  17,957   Plum Creek Timber Co., Inc.                                  895,336
   9,517   Simon Property Group, Inc.                                   923,149
  25,038   Washington Real Estate Investment Trust                      917,142
  26,093   Weingarten Realty Investors                                  930,737
                                                                  -------------
                                                                      3,666,364
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
  47,842   Intel Corp.                                                  896,080
  29,019   Linear Technology Corp.                                      889,723
                                                                  -------------
                                                                      1,785,803
                                                                  -------------
           SPECIALTY RETAIL--0.7%
  34,546   Home Depot (The), Inc.                                       894,396
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--0.7%
  11,235   VF Corp.                                                     868,578
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           THRIFTS & MORTGAGE FINANCE--1.9%
  42,147   Astoria Financial Corp.                                $     873,708
  17,716   Capitol Federal Financial                                    785,350
  42,696   Washington Federal, Inc.                                     787,741
                                                                  -------------
                                                                      2,446,799
                                                                  -------------

           TOTAL INVESTMENTS--99.8%
           (Cost $140,916,858)                                      128,808,228
           NET OTHER ASSETS AND LIABILITIES--0.2%                       226,201
                                                                  -------------
           NET ASSETS--100.0%                                     $ 129,034,429
                                                                  =============


           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,639,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,747,688.
           ADR - American Depositary Receipt.


___________________


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       128,808,228
Level 2 - Other Significant Observable Inputs                          -
Level 3 - Significant Unobservable Inputs                              -
                                                         ---------------------
Total                                                    $       128,808,228
                                                         =====================




                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------
           COMMON STOCKS (B)--100.0%
           AIR FREIGHT & LOGISTICS--3.6%
   2,344   C.H. Robinson Worldwide, Inc.                          $     119,451
   3,423   Expeditors International of Washington, Inc.                 119,257
                                                                  -------------
                                                                        238,708
                                                                  -------------
           AIRLINES--1.7%
   5,090   Ryanair Holdings PLC, ADR (c)                                114,169
                                                                  -------------
           BEVERAGES--2.1%
   4,568   Hansen Natural Corp. (c)                                     138,182
                                                                  -------------
           BIOTECHNOLOGY--14.4%
   1,934   Amgen, Inc. (c)                                              114,628
   5,536   Amylin Pharmaceuticals, Inc. (c)                             111,938
   2,405   Biogen Idec, Inc. (c)                                        120,947
   1,765   Celgene Corp. (c)                                            111,689
   1,510   Cephalon, Inc. (c)                                           117,010
   1,535   Genzyme Corp. (c)                                            124,166
   2,442   Gilead Sciences, Inc. (c)                                    111,306
   4,453   Vertex Pharmaceuticals, Inc. (c)                             148,019
                                                                  -------------
                                                                        959,703
                                                                  -------------
           CHEMICALS--1.7%
   2,172   Sigma-Aldrich Corp.                                          113,856
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--3.5%
   3,824   Cintas Corp.                                                 109,787
   2,037   Stericycle, Inc. (c)                                         120,000
                                                                  -------------
                                                                        229,787
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.5%
   2,781   Foster Wheeler Ltd. (c)                                      100,422
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--1.6%
   1,801   Apollo Group, Inc., Class A (c)                              106,799
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
  36,633   Level 3 Communications, Inc. (c)                              98,909
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
  14,079   Flextronics International Ltd. (c)                            99,679
   3,417   FLIR Systems, Inc. (c)                                       131,281
                                                                  -------------
                                                                        230,960
                                                                  -------------
           FOOD & STAPLES RETAILING--3.6%
   1,707   Costco Wholesale Corp.                                       110,836
   6,449   Whole Foods Market, Inc.                                     129,173
                                                                  -------------
                                                                        240,009
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------
           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES--5.0%
   3,055   DENTSPLY International, Inc.                           $     114,685
   5,899   Hologic, Inc. (c)                                            114,028
     435   Intuitive Surgical, Inc. (c)                                 104,826
                                                                  -------------
                                                                        333,539
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--5.2%
   1,628   Express Scripts, Inc. (c)                                    120,179
   2,040   Henry Schein, Inc. (c)                                       109,834
   3,710   Patterson Cos., Inc. (c)                                     112,821
                                                                  -------------
                                                                        342,834
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.3%
   7,698   Starbucks Corp. (c)                                          114,469
   1,311   Wynn Resorts Ltd.                                            107,030
                                                                  -------------
                                                                        221,499
                                                                  -------------
           HOUSEHOLD DURABLES--1.8%
   3,595   Garmin Ltd.                                                  122,014
                                                                  -------------
           INTERNET & CATALOG RETAIL--4.8%
   1,476   Amazon.com, Inc. (c)                                         107,394
   6,625   Expedia, Inc. (c)                                            100,104
   8,530   Liberty Media Corp. - Interactive, Class A (c)               110,122
                                                                  -------------
                                                                        317,620
                                                                  -------------
           INTERNET SOFTWARE & SERVICES--1.7%
   4,916   eBay, Inc. (c)                                               110,020
                                                                  -------------
           IT SERVICES--3.4%
   2,322   Fiserv, Inc. (c)                                             109,877
   3,504   Paychex, Inc.                                                115,737
                                                                  -------------
                                                                        225,614
                                                                  -------------
           MACHINERY--3.2%
   2,272   Joy Global, Inc.                                             102,558
   2,790   PACCAR, Inc.                                                 106,550
                                                                  -------------
                                                                        209,108
                                                                  -------------
           MEDIA--12.7%
   5,670   Comcast Corp., Class A                                       111,302
   4,398   DIRECTV Group (The), Inc. (c)                                115,095
   5,987   Discovery Communications, Inc., Class A (c)                   85,315
   4,211   DISH Network Corp., Class A (c)                               88,431
   3,902   Focus Media Holding Ltd., ADR (c)                            111,246
   3,103   Lamar Advertising Co., Class A (c)                            95,852
   3,471   Liberty Global, Inc., Class A (c)                             105,171
  89,891   Sirius XM Radio, Inc. (c)                                     51,238
  10,215   Virgin Media, Inc.                                            80,699
                                                                  -------------
                                                                        844,349
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------
           COMMON STOCKS (CONTINUED)
           METALS & MINING--1.4%
   5,292   Steel Dynamics, Inc.                                   $      90,440
                                                                  -------------
           MULTILINE RETAIL--1.8%
   1,289   Sears Holdings Corp. (c)                                     120,522
                                                                  -------------
           PROFESSIONAL SERVICES--1.3%
   5,977   Monster Worldwide, Inc. (c)                                   89,117
                                                                  -------------
           PHARMACEUTICALS--1.7%
   2,457   Teva Pharmaceutical Industries Ltd.,  ADR                    112,506
                                                                  -------------
           SOFTWARE--3.0%
   6,927   Activision Blizzard, Inc. (c)                                106,883
   2,514   Electronic Arts, Inc. (c)                                     92,993
                                                                  -------------
                                                                        199,876
                                                                  -------------
           SPECIALTY RETAIL--4.9%
   3,755   Bed Bath & Beyond, Inc. (c)                                  117,944
   4,174   PetSmart, Inc.                                               103,140
   4,735   Staples, Inc.                                                106,538
                                                                  -------------
                                                                        327,622
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.7%
   2,298   Fastenal Co.                                                 113,498
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--4.4%
   2,593   Leap Wireless International, Inc. (c)                         98,793
   1,540   Millicom International Cellular S.A.                         105,752
   2,309   NII Holdings, Inc. (c)                                        87,557
                                                                  -------------
                                                                        292,102
                                                                  -------------
           TOTAL COMMON STOCKS--100.0%
           (Cost $7,604,011)                                          6,643,784



           MONEY MARKET FUND--0.6%
  36,744   Morgan Stanley Institutional Treasury
                Money Market Fund--0.66% (d)
           (Cost $36,744)                                                36,744
                                                                  -------------

           TOTAL INVESTMENTS--100.6%
           (Cost $7,640,755) (e)                                      6,680,528
           NET OTHER ASSETS AND LIABILITIES--(0.6%)                     (42,382)
                                                                  -------------
           NET ASSETS--100.0%                                     $   6,638,146
                                                                  =============


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)



           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b) The industry allocation is based on Standard & Poor's Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, the joint classification system of Dow Jones Indexes and FTSE Group.
           (c)  Non-income producing security.
           (d)  Represents annualized 7-day yield at September 30, 2008.
           (e) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $87,716 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,047,943.
           ADR - American Depositary Receipt.


____________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       6,643,784
Level 2 - Other Significant Observable Inputs                       36,744
Level 3 - Significant Unobservable Inputs                            -
                                                         ---------------------
Total                                                    $       6,680,528
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U. S. LIQUID SERIES INDEX FUND PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.1%
           AEROSPACE & DEFENSE--2.4%
  12,668   Ascent Solar Technologies, Inc. (b)                    $      77,021
  66,088   Hexcel Corp. (b)                                             904,745
                                                                  -------------
                                                                        981,766
                                                                  -------------
           AUTO COMPONENTS--0.5%
  56,432   Ballard Power Systems, Inc. (b)                              200,898
                                                                  -------------
           BIOTECHNOLOGY--0.4%
  15,742   Metabolix, Inc. (b)                                          171,273
                                                                  -------------
           CHEMICALS--1.3%
  58,251   Altair Nanotechnologies, Inc. (b)                            139,802
  23,585   Zoltek Cos., Inc. (b)                                        403,540
                                                                  -------------
                                                                        543,342
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--0.4%
  13,776   EnerNOC, Inc. (b)                                            142,444
                                                                  -------------
           ELECTRICAL EQUIPMENT--44.3%
  37,656   Advanced Battery Technologies, Inc. (b)                      121,629
  29,607   American Superconductor Corp. (b)                            697,837
  31,763   Baldor Electric Co.                                          915,092
  17,643   C&D Technologies, Inc. (b)                                   100,212
  24,491   Canadian Solar, Inc. (b)                                     478,309
 104,435   Capstone Turbine Corp. (b)                                   134,721
  39,633   China BAK Battery, Inc. (b)                                  142,679
  18,961   China Sunergy Co., Ltd., ADR (b)                             134,433
  72,046   Ener1, Inc. (b)                                              562,679
  29,226   Energy Conversion Devices, Inc. (b)                        1,702,415
  91,992   Evergreen Solar, Inc. (b)                                    507,796
  16,413   First Solar, Inc. (b)                                      3,100,579
  47,286   FuelCell Energy, Inc. (b)                                    285,135
  82,161   GrafTech International Ltd. (b)                            1,241,453
  97,876   GT Solar International, Inc. (b)                           1,061,955
  83,430   JA Solar Holdings Co., Ltd., ADR (b)                         882,689
  18,567   Orion Energy Systems, Inc. (b)                               104,161
  60,613   Plug Power, Inc. (b)                                          60,007
  60,328   Power-One, Inc. (b)                                           87,476
  18,580   Solarfun Power Holdings Co., Ltd., ADR  (b)                  195,647
  29,274   SunPower Corp., Class A (b)                                2,076,405
  68,976   Suntech Power Holdings Co., Ltd., ADR (b)                  2,474,169
  11,975   Ultralife Batteries, Inc. (b)                                 92,806
  80,539   Valence Technology, Inc. (b)                                 277,860
  20,543   Vicor Corp.                                                  182,422
  41,037   Yingli Green Energy Holding Co., Ltd., ADR (b)               452,228
                                                                  -------------
                                                                     18,072,794
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U. S. LIQUID SERIES INDEX FUND PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ELECTRONIC EQUIPMENT & INSTRUMENTS--8.4%
 117,447   AVX Corp.                                              $   1,196,785
  28,020   Echelon Corp. (b)                                            276,838
  19,945   Itron, Inc. (b)                                            1,765,730
  14,532   Maxwell Technologies, Inc. (b)                               193,857
                                                                  -------------
                                                                      3,433,210
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
  15,717   Greatbatch, Inc. (b)                                         385,695
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.8%
  31,160   Ormat Technologies, Inc.                                   1,132,043
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--1.3%
  28,850   Aventine Renewable Energy Holdings, Inc. (b)                  91,166
  17,350   Gushan Enviromental Energy Ltd., ADR                          88,659
 108,018   VeraSun Energy (b)                                           338,096
                                                                  -------------
                                                                        517,921
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--37.4%
  31,477   Advanced Analogic Technologies, Inc. (b)                     146,368
  60,556   Cree, Inc. (b)                                             1,379,466
  53,397   EMCORE Corp. (b)                                             263,781
  85,923   Fairchild Semiconductor International, Inc. (b)              763,855
  50,059   International Rectifier Corp. (b)                            952,122
  21,649   IXYS Corp.                                                   196,789
  23,665   LDK Solar Co., Ltd., ADR (b)                                 710,423
 126,219   Linear Technology Corp.                                    3,869,875
  96,383   MEMC Electronic Materials, Inc. (b)                        2,723,784
  54,504   Microsemi Corp. (b)                                        1,388,762
  25,882   O2Micro International Ltd., ADR (b)                           93,952
 234,482   ON Semiconductor Corp. (b)                                 1,585,098
  21,300   Power Integrations, Inc. (b)                                 513,330
  22,351   Renesola Ltd., ADR (b)                                       234,462
  14,554   Rubicon Technology, Inc. (b)                                 105,080
  13,479   Trina Solar Ltd., ADR (b)                                    309,343
                                                                  -------------
                                                                     15,236,490
                                                                  -------------

           TOTAL INVESTMENTS--100.1%
           (Cost $53,259,758) (c)                                    40,817,876
           NET OTHER ASSETS AND LIABILITIES--(0.1%)                     (59,017)
                                                                  -------------
           NET ASSETS--100.0%                                     $  40,758,859
                                                                  =============



                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U. S. LIQUID SERIES INDEX FUND PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)



           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,104,340 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,546,222.
           ADR - American Depositary Receipt.


_____________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       40,817,876
Level 2 - Other Significant Observable Inputs                         -
Level 3 - Significant Unobservable Inputs                             -
                                                         ---------------------
Total                                                    $       40,817,876
                                                         =====================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--99.6%
           REAL ESTATE INVESTMENT TRUSTS--99.6%
     558   Acadia Realty Trust                                    $      14,106
     133   Agree Realty Corp.                                             3,804
     553   Alexandria Real Estate Equities, Inc.                         62,213
   1,687   AMB Property Corp.                                            76,421
     727   American Campus Communities, Inc.                             24,631
     109   American Land Lease, Inc.                                      2,118
   1,473   Apartment Investment & Management Co.                         51,584
   2,061   Ashford Hospitality Trust                                      8,347
     252   Associated Estates Realty Corp.                                3,284
   1,327   AvalonBay Communities, Inc.                                  130,603
   1,233   BioMed Realty Trust, Inc.                                     32,613
   2,061   Boston Properties, Inc.                                      193,032
   1,525   Brandywine Realty Trust                                       24,446
     878   BRE Properties, Inc.                                          43,022
     914   Camden Property Trust                                         41,916
   1,142   CBL & Associates Properties, Inc.                             22,931
     764   Cedar Shopping Centers, Inc.                                  10,100
     258   Cogdell Spencer, Inc.                                          4,138
     824   Colonial Properties Trust                                     15,401
     877   Corporate Office Properties Trust                             35,387
     751   Cousins Properties, Inc.                                      18,948
   2,975   DCT Industrial Trust, Inc.                                    22,283
   2,069   Developers Diversified Realty Corp.                           65,567
   1,586   DiamondRock Hospitality Co.                                   14,433
   1,238   Digital Realty Trust, Inc.                                    58,496
   2,527   Duke Realty Corp.                                             62,114
     432   EastGroup Properties, Inc.                                    20,969
     492   Education Realty Trust, Inc.                                   5,451
     565   Entertainment Properties Trust                                30,917
     425   Equity Lifestyle Properties, Inc.                             22,538
     547   Equity One, Inc.                                              11,208
   4,660   Equity Residential                                           206,950
     439   Essex Property Trust, Inc.                                    51,947
   1,411   Extra Space Storage, Inc.                                     21,673
   1,015   Federal Realty Investment Trust                               86,884
   1,087   FelCor Lodging Trust, Inc.                                     7,783
     763   First Industrial Realty Trust, Inc.                           21,883
     464   First Potomac Realty Trust                                     7,976
   3,915   General Growth Properties, Inc.                               59,117
     650   Glimcher Realty Trust                                          6,786
   4,329   HCP, Inc.                                                    173,723
   1,754   Health Care REIT, Inc.                                        93,365
     992   Healthcare Realty Trust, Inc.                                 28,917
     829   Hersha Hospitality Trust                                       6,168
   1,087   Highwoods Properties, Inc.                                    38,654
     548   Home Properties, Inc.                                         31,757
   1,616   Hospitality Properties Trust                                  33,160
   8,938   Host Hotels & Resorts, Inc.                                  118,786
   3,915   HRPT Properties Trust                                         26,974
     991   Inland Real Estate Corp.                                      15,549
   1,003   Investors Real Estate Trust                                   11,224
   2,302   iStar Financial, Inc.                                          5,985
     561   Kilroy Realty Corp.                                           26,810


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
   3,907   Kimco Realty Corp.                                     $     144,325
     501   Kite Realty Group Trust                                        5,511
     697   LaSalle Hotel Properties                                      16,254
   1,112   Lexington Realty Trust                                        19,149
   1,605   Liberty Property Trust                                        60,428
     397   LTC Properties, Inc.                                          11,640
   1,285   Macerich (The) Co.                                            81,790
   1,131   Mack-Cali Realty Corp.                                        38,307
   1,142   Medical Properties Trust, Inc.                                12,962
     474   Mid-America Apartment Communities, Inc.                       23,292
     420   Monmouth Real Estate Investment Corp.                          3,272
     415   National Health Investors, Inc.                               14,185
   1,273   National Retail Properties, Inc.                              30,488
   1,665   Nationwide Health Properties, Inc.                            59,907
     137   One Liberty Properties, Inc.                                   2,421
     264   Parkway Properties, Inc.                                       9,995
     685   Pennsylvania Real Estate Investment Trust                     12,912
   2,944   Plum Creek Timber Co., Inc.                                  146,788
     758   Post Properties, Inc.                                         21,201
     679   Potlatch Corp.                                                31,499
   4,515   ProLogis                                                     186,334
     258   PS Business Parks, Inc.                                       14,861
   2,154   Public Storage                                               213,267
     318   Ramco-Gershenson Properties Trust                              7,130
   1,352   Rayonier, Inc.                                                64,017
   1,743   Realty Income Corp.                                           44,621
   1,203   Regency Centers Corp.                                         80,228
     187   Saul Centers, Inc.                                             9,451
   1,970   Senior Housing Properties Trust                               46,945
   3,872   Simon Property Group, Inc.                                   375,583
   1,000   SL Green Realty Corp.                                         64,800
     378   Sovran Self Storage, Inc.                                     16,893
   1,280   Strategic Hotels & Resorts, Inc.                               9,664
     282   Sun Communities, Inc.                                          5,586
     886   Sunstone Hotel Investors, Inc.                                11,961
     306   Supertel Hospitality, Inc.                                     1,239
     545   Tanger Factory Outlet Centers, Inc.                           23,866
     910   Taubman Centers, Inc.                                         45,500
   2,202   UDR, Inc.                                                     57,582
     204   Universal Health Realty Income Trust                           7,936
     367   Urstadt Biddle Properties, Inc.                                6,881
     847   U-Store-It Trust                                              10,393
   2,458   Ventas, Inc.                                                 121,474
   2,356   Vornado Realty Trust                                         214,277
     852   Washington Real Estate Investment Trust                       31,209
   1,286   Weingarten Realty Investors                                   45,872
   1,028   Winthrop Realty Trust, Inc.                                    4,009
                                                                  -------------
           TOTAL COMMON STOCKS--99.6%                                 4,682,997
           (Cost $5,099,341)                                      -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           MONEY MARKET FUND--0.8%
  36,384   Morgan Stanley Institutional Treasury
                Money Market Fund--0.66% (b)
           (Cost $36,384)                                         $      36,384
                                                                  -------------


           TOTAL INVESTMENTS--100.4%
           (Cost $5,135,725) (c)                                      4,719,381
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                     (17,761)
                                                                  -------------
           NET ASSETS--100.0%                                     $   4,701,620
                                                                  =============

           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Represents annualized 7-day yield at September 30, 2008.
           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $92,727 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $509,071.


________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                             INVESTMENTS
VALUATION INPUTS                                            IN SECURITIES
-------------------------------------------------------- ---------------------
Level 1 - Quoted Prices - Investments                    $       4,682,997
Level 2 - Other Significant Observable Inputs                       36,384
Level 3 - Significant Unobservable Inputs                            -
                                                         ---------------------
Total                                                    $       4,719,381
                                                         =====================



                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       -------------

           COMMON STOCKS--100.0%
           BUILDING PRODUCTS--0.9%
   6,434   Ameron International Corp.                             $     460,996
                                                                  -------------
           CHEMICALS--7.4%
  19,224   Arch Chemicals, Inc.                                         678,607
  61,948   Calgon Carbon Corp. (b)                                    1,261,261
  98,283   Nalco Holding Co.                                          1,822,167
                                                                  -------------
                                                                      3,762,035
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--4.4%
  92,515   Tetra Tech, Inc. (b)                                       2,225,911
                                                                  -------------

           CONSTRUCTION & ENGINEERING--6.7%
  67,307   Insituform Technologies, Inc., Class A (b)                 1,006,913
  38,228   Layne Christensen Co.(b)                                   1,354,418
  23,966   Northwest Pipe Co. (b)                                     1,045,397
                                                                  -------------
                                                                      3,406,728
                                                                  -------------
           DIVERSIFIED FINANCIAL SERVICES--1.2%
  17,226   PICO Holdings, Inc. (b)                                      618,586
                                                                  -------------
           ELECTRICAL EQUIPMENT--7.3%
  43,075   Franklin Electric Co., Inc.                                1,918,991
  31,604   Roper Industries, Inc.                                     1,800,164
                                                                  -------------
                                                                     3,719,155
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
  12,473   Itron, Inc. (b)                                           1,104,235
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--3.4%
  24,946   Millipore Corp. (b)                                       1,716,285
                                                                  -------------
           MACHINERY--41.9%
  24,203   Badger Meter, Inc.                                         1,136,331
  56,687   Crane Co.                                                  1,684,171
 128,963   Flow International Corp. (b)                                 655,132
  17,785   Flowserve Corp.                                            1,578,774
  43,450   Gorman-Rupp (The) Co.                                      1,638,934
  61,251   IDEX Corp.                                                 1,900,006
  37,604   ITT Corp.                                                  2,091,158
  16,664   Lindsay Corp.                                              1,212,306
  34,457   Mueller Industries, Inc.                                     792,856
 222,571   Mueller Water Products Inc., Class A                       1,998,688
  17,669   Pall Corp.                                                   607,637
  70,042   Pentair, Inc.                                              2,421,352
  17,947   Valmont Industries, Inc.                                   1,484,037
  77,855   Watts Water Technologies, Inc., Class A                    2,129,334
                                                                  -------------
                                                                     21,330,716
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       -------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES--3.2%
  39,275   Veolia Environment, ADR                                $   1,621,272
                                                                  -------------
           WATER UTILITIES--21.4%
  33,114   American States Water Co.                                  1,274,889
 137,709   Aqua America, Inc.                                         2,448,465
  48,755   California Water Service Group                             1,877,067
 113,993   Cascal N.V.                                                1,196,927
  45,615   Companhia de Saneamento Basico
                do Estado de Sao Paulo, ADR (b)                       1,293,185
  44,047   Consolidated Water Co., Ltd.                                 749,680
  38,216   SJW Corp.                                                  1,145,334
  70,641   Southwest Water Co.                                          900,673
                                                                  -------------
                                                                     10,886,220
                                                                  -------------
           TOTAL COMMON STOCKS--100.0%
           (Cost $58,844,214)                                        50,852,139

           MONEY MARKET FUND--0.0%
  12,440   Morgan Stanley Institutional Treasury
                Money Market Fund--0.66% (c)
          (Cost $12,440)                                                12,440
                                                                  -------------


           TOTAL INVESTMENTS--100.0%
           (Cost $58,856,654) (d)                                    50,864,579
           NET OTHER ASSETS AND LIABILITIES--0.0%                         6,403
                                                                  -------------
           NET ASSETS--100.0%                                     $  50,870,982
                                                                  =============



           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c)  Represents annualized 7-day yield at September 30, 2008.
           (d) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $462,290 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,454,365.
           ADR - American Depositary Receipt


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)



______________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                          INVESTMENTS
VALUATION INPUTS                                         IN SECURITIES
-------------------------------------------------- ---------------------------
Level 1 - Quoted Prices - Investments              $         50,852,139
Level 2 - Other Significant Observable Inputs                    12,440
Level 3 - Significant Unobservable Inputs                         -
                                                   ---------------------------
Total                                              $         50,864,579
                                                   ===========================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       -------------

           COMMON STOCKS--100.0%
           GAS UTILITIES--6.3%
  51,222   Energen Corp.                                          $   2,319,332
  54,885   Questar Corp.                                              2,245,894
                                                                  -------------
                                                                      4,565,226
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--93.7%
  45,874   Anadarko Petroleum Corp.                                   2,225,348
  23,221   Apache Corp.                                               2,421,486
 189,940   Approach Resources, Inc. (b)                               2,746,532
  75,145   Bill Barrett Corp. (b)                                     2,412,906
  47,632   BP PLC, ADR                                                2,389,697
 185,090   BreitBurn Energy Partners LP (d)                           2,750,438
  67,628   Cabot Oil & Gas Corp.                                      2,444,076
  52,574   Cimarex Energy Co.                                         2,571,394
 347,506   Compton Petroleum Corp. (b)                                1,907,808
  35,541   ConocoPhillips                                             2,603,378
 250,699   Constellation Energy Partners LLC                          2,878,025
  27,222   Devon Energy Corp.                                         2,482,646
  38,652   EnCana Corp.                                               2,540,596
  69,372   Enerplus Resources Fund                                    2,579,945
 102,545   Mariner Energy, Inc. (b)                                   2,102,173
  69,911   Newfield Exploration Co. (b)                               2,236,453
  42,477   Noble Energy, Inc.                                         2,361,296
 163,111   PetroQuest Energy, Inc. (b)                                2,503,754
  49,446   Pioneer Natural Resources Co.                              2,585,037
 127,742   Rosetta Resources, Inc. (b)                                2,345,343
  41,372   Royal Dutch Shell PLC, ADR                                 2,441,362
  67,419   St. Mary Land & Exploration Co.                            2,403,487
 101,944   Statoil ASA, ADR                                           2,426,267
  58,476   Stone Energy Corp. (b)                                     2,475,289
 161,197   Talisman Energy, Inc.                                      2,292,221
  43,373   Ultra Petroleum Corp. (b)                                  2,400,262
  83,754   W&T Offshore, Inc.                                         2,285,647
  51,988   XTO Energy, Inc.                                           2,418,482
                                                                  -------------
                                                                     68,231,348
                                                                  -------------
           TOTAL COMMON STOCKS--100.0%
           (Cost $98,735,871)                                        72,796,574

           MONEY MARKET FUND--3.8%
2,803,527  Morgan Stanley Institutional Treasury
                Money Market Fund --0.66 % (c)
           (Cost $2,803,527)                                          2,803,527
                                                                  -------------

           TOTAL INVESTMENTS--103.8%
           (Cost $101,539,398) (e)                                   75,600,101
           NET OTHER ASSETS AND LIABILITIES--(3.8%)                  (2,764,140)
                                                                  -------------
           NET ASSETS--100.0%                                     $  72,835,961
                                                                  =============



                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


           (a) All percentages shown in Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c)  Represents annualized 7-day yield at September 30, 2008.
           (d)  Master limited partnership ("MLP")
           (e) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,939,297.
           ADR - American Depositary Receipt.


_____________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                          INVESTMENTS
VALUATION INPUTS                                         IN SECURITIES
-------------------------------------------------- ---------------------------
Level 1 - Quoted Prices - Investments              $       72,796,574
Level 2 - Other Significant Observable Inputs               2,803,527
Level 3 - Significant Unobservable Inputs                       -
                                                   ---------------------------
Total                                              $       75,600,101
                                                   ===========================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.0%
           COMMERCIAL BANKS--15.4%
  62,473   HDFC Bank Ltd., ADR                                    $   5,307,082
 144,276   ICICI Bank Ltd., ADR                                       3,393,372
                                                                  -------------
                                                                      8,700,454
                                                                  -------------
           CONSTRUCTION & ENGINEERING--0.5%
  15,452   KHD Humboldt Wedag International Ltd. (b)                    296,369
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--0.9%
   7,964   New Oriental Education & Technology Group, Inc., ADR (b)     511,607
                                                                  -------------
           DIVERSIFIED TELECOMMUNICATIONS--5.1%
   9,184   China Netcom Group Corp., Ltd., ADR                          417,688
   8,929   China Telecom Corp., Ltd., ADR                               365,196
 115,922   Mahanagar Telephone Nigam., Ltd., ADR                        491,509
  75,653   Tata Communications, Ltd., ADR                             1,598,549
                                                                  -------------
                                                                      2,872,942
                                                                  -------------
           ELECTRICAL EQUIPMENT--6.7%
  13,316   Canadian Solar, Inc. (b)                                     260,061
  26,660   JA Solar Holdings Co., Ltd., ADR (b)                         282,063
  27,712   Solarfun Power Holdings Co., Ltd., ADR (b)                   291,807
  73,517   Suntech Power Holdings Co., Ltd., ADR (b)                  2,637,055
  27,551   Yingli Green Energy Holding Co., Ltd., ADR (b)               303,612
                                                                  -------------
                                                                      3,774,598
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
  12,852   China Medical Technologies, Inc., ADR                        418,718
  12,990   Mindray Medical International Ltd., ADR                      438,153
                                                                  -------------
                                                                        856,871
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--1.0%
  10,353   Ctrip.com International Ltd., ADR                            399,729
  49,744   Melco PBL Entertainment Ltd., ADR (b)                        198,479
                                                                  -------------
                                                                        598,208
                                                                  -------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
  15,780   Huaneng Power International, Inc., ADR                       420,064
                                                                  -------------
           INSURANCE--5.4%
  54,977   China Life Insurance Co., Ltd., ADR                        3,057,821
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES--9.3%
  16,163   Baidu.com, Inc., ADR (b)                               $   4,012,141
  22,589   NetEase.com, Inc., ADR (b)                                   515,029
  10,788   SINA Corp. (b)                                               379,738
   6,538   Sohu.com, Inc. (b)                                           364,494
                                                                  -------------
                                                                      5,271,402
                                                                  -------------
           IT SERVICES--14.7%
 111,744   Infosys Technologies Ltd., ADR                             3,722,192
  44,654   Patni Computer Systems Ltd., ADR                             346,069
 110,680   Satyam Computer Services Ltd., ADR                         1,787,482
 223,323   Wipro Ltd., ADR                                            2,170,699
  28,163   WNS Holdings Ltd., ADR (b)                                   277,406
                                                                  -------------
                                                                      8,303,848
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--0.7%
  29,242   WuXi PharmaTech Cayman, Inc., ADR (b)                        384,532
                                                                  -------------
           MACHINERY--1.6%
 121,543   Tata Motors Ltd., ADR                                        931,019
                                                                  -------------
           MARINE--0.7%
  21,407   Seaspan Corp.                                                387,253
                                                                  -------------
           MEDIA--3.4%
  50,697   Focus Media Holding Ltd., ADR (b)                          1,445,371
  30,711   VisionChina Media, Inc., ADR (b)                             451,759
                                                                  -------------
                                                                      1,897,130
                                                                  -------------
           METALS & MINING--3.0%
  14,220   Aluminum Corp. of China Ltd., ADR                            215,433
 164,394   Sterlite Industries (India) Ltd., ADR                      1,481,190
                                                                  -------------
                                                                      1,696,623
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--14.1%
  15,805   China Petroleum & Chemical Corp., ADR                      1,238,006
  18,018   CNOOC Ltd., ADR                                            2,063,241
  45,081   Gushan Enviromental Energy Ltd., ADR                         230,364
  40,678   PetroChina Co., Ltd., ADR                                  4,178,850
  25,889   Yanzhou Coal Mining Co., Ltd., ADR                           271,835
                                                                  -------------
                                                                      7,982,296
                                                                  -------------
           PHARMACEUTICALS--1.8%
  90,574   Dr. Reddy's Laboratories Ltd., ADR                         1,009,900
                                                                  -------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
  45,356   E-House China Holdings Ltd., ADR (b)                         325,656
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
  39,549   LDK Solar Co., Ltd., ADR (b)                           $   1,187,261
  29,176   Renesola Ltd., ADR (b)                                       306,056
  13,320   Trina Solar Ltd., ADR (b)                                    305,694
                                                                  -------------
                                                                      1,799,011
                                                                  -------------
           SOFTWARE--2.1%
  38,930   Giant Interactive Group, Inc., ADR (b)                       259,274
  20,649   Perfect World Co., Ltd., ADR (b)                             463,363
  17,276   Shanda Interactive Entertainment Ltd., ADR (b)               441,402
                                                                  -------------
                                                                      1,164,039
                                                                  -------------
           WIRELESS TELECOMMUNICATION SERVICES--7.6%
  77,148   China Mobile Ltd., ADR                                     3,863,572
  27,565   China Unicom Ltd., ADR                                       416,783
                                                                  -------------
                                                                      4,280,355
                                                                  -------------


           TOTAL INVESTMENTS--100.0%
           (Cost $89,195,972) (c)                                    56,521,998
           NET OTHER ASSETS AND LIABILITIES--0.0%                         1,034
                                                                  -------------
           NET ASSETS--100.0%                                     $  56,523,032
                                                                  =============



           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b) Non-income producing security.

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $147,107 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $32,821,081.
           ADR - American Depositary Receipt.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)



_________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                         INVESTMENTS
VALUATION INPUTS                                        IN SECURITIES
------------------------------------------------- ---------------------------
Level 1 - Quoted Prices - Investments             $        56,521,998
Level 2 - Other Significant Observable Inputs                   -
Level 3 - Significant Unobservable Inputs                       -
                                                  ---------------------------
Total                                             $        56,521,998
                                                  ===========================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS--100.4%
           AEROSPACE & DEFENSE--1.9%
  19,458   Axsys Technologies, Inc. (b)                           $   1,146,854
  24,679   Curtiss-Wright Corp.                                       1,121,661
                                                                  -------------
                                                                      2,268,515
                                                                  -------------
           BEVERAGES--1.1%
  29,388   Central European Distribution Corp. (b)                    1,334,509
                                                                  -------------
           BIOTECHNOLOGY--4.4%
  20,141   Celgene Corp. (b)                                          1,274,522
  28,842   Gilead Sciences, Inc. (b)                                  1,314,618
  38,689   Martek Biosciences Corp. (b)                               1,215,608
  27,804   OSI Pharmaceuticals, Inc. (b)                              1,370,460
                                                                  -------------
                                                                      5,175,208
                                                                  -------------
           CHEMICALS--7.0%
  15,241   Agrium, Inc.                                                 854,715
  23,411   Airgas, Inc.                                               1,162,356
  60,911   Calgon Carbon Corp. (b)                                    1,240,149
  10,588   CF Industries Holdings, Inc.                                 968,378
  20,837   FMC Corp.                                                  1,070,813
  58,635   Olin Corp.                                                 1,137,519
   7,184   Potash Corp. of Saskatchewan, Inc.                           948,360
  30,115   Terra Industries, Inc.                                       885,381
                                                                  -------------
                                                                      8,267,671
                                                                  -------------
           COMMERCIAL SERVICES & SUPPLIES--4.0%
  46,380   American Ecology Corp.                                     1,283,334
  18,455   Clean Harbors, Inc. (b)                                    1,246,635
  29,753   Copart, Inc. (b)                                           1,130,614
  46,135   Tetra Tech, Inc. (b)                                       1,110,008
                                                                  -------------
                                                                      4,770,591
                                                                  -------------
           COMPUTERS & PERIPHERALS--1.1%
  44,185   Synaptics, Inc. (b)                                        1,335,271
                                                                  -------------
           CONSTRUCTION & ENGINEERING--1.0%
  46,135   EMCOR Group, Inc. (b)                                      1,214,273
                                                                  -------------
           CONTAINERS & PACKAGING--1.0%
  29,236   Rock-Tenn Co., Class A                                     1,168,855
                                                                  -------------
           DIVERSIFIED CONSUMER SERVICES--2.0%
  14,388   ITT Educational Services, Inc. (b)                         1,164,133
   5,927   Strayer Education, Inc.                                    1,186,941
                                                                  -------------
                                                                      2,351,074
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           ELECTRICAL EQUIPMENT--2.9%
  18,610   Energy Conversion Devices, Inc. (b)                    $   1,084,033
  30,433   II-VI, Inc. (b)                                            1,176,540
  33,264   Woodward Governor Co.                                      1,173,221
                                                                  -------------
                                                                      3,433,794
                                                                  -------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
  28,401   Amphenol Corp., Class A                                    1,140,016
  36,272   FLIR Systems, Inc. (b)                                     1,393,571
  13,446   Itron, Inc. (b)                                            1,190,374
                                                                  -------------
                                                                      3,723,961
                                                                  -------------
           ENERGY EQUIPMENT & SERVICES--1.9%
  20,875   ENSCO International, Inc.                                  1,203,027
  24,354   Helmerich & Payne, Inc.                                    1,051,849
                                                                  -------------
                                                                      2,254,876
                                                                  -------------
           FOOD & STAPLES RETAILING--1.1%
  21,897   Wal-Mart Stores, Inc.                                      1,311,411
                                                                  -------------
           HEALTH CARE EQUIPMENT & SUPPLIES--8.4%
   7,624   Alcon, Inc.                                                1,231,352
  73,598   American Medical Systems Holdings, Inc. (b)                1,307,100
  88,197   CryoLife, Inc. (b)                                         1,157,145
  30,086   St. Jude Medical, Inc. (b)                                 1,308,439
  34,694   STERIS Corp.                                               1,303,801
  47,180   Thoratec Corp. (b)                                         1,238,475
  20,931   Varian Medical Systems, Inc. (b)                           1,195,788
  36,314   Zoll Medical Corp. (b)                                     1,188,194
                                                                  -------------
                                                                      9,930,294
                                                                  -------------
           HEALTH CARE PROVIDERS & SERVICES--2.0%
  25,734   Amedisys, Inc. (b)                                         1,252,474
  43,787   HealthExtras, Inc. (b) (c)                                 1,143,716
                                                                  -------------
                                                                      2,396,190
                                                                  -------------
           HEALTH CARE TECHNOLOGY--1.2%
  49,286   Computer Programs & Systems, Inc.                          1,426,830
                                                                  -------------
           HOTELS, RESTAURANTS & LEISURE--3.1%
  30,590   Buffalo Wild Wings, Inc. (b)                               1,230,942
  20,609   McDonald's Corp.                                           1,271,575
  22,523   Panera Bread Co., Class A (b)                              1,146,421
                                                                  -------------
                                                                      3,648,938
                                                                  -------------
           HOUSEHOLD PRODUCTS--1.1%
  21,017   Church & Dwight Co., Inc.                                  1,304,946
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           INSURANCE--0.9%
  73,134   Crawford & Co., Class B (b)                            $   1,111,637
                                                                  -------------
           INTERNET & CATALOG RETAIL--1.1%
  40,664   NetFlix, Inc. (b)                                          1,255,704
                                                                  -------------
           IT SERVICES--5.3%
  34,784   Accenture Ltd., Class A                                    1,321,793
  53,088   Gartner, Inc. (b)                                          1,204,036
  27,762   Global Payments, Inc.                                      1,245,403
  22,132   ManTech International Corp., Class A (b)                   1,312,206
 157,056   Sapient Corp. (b)                                          1,166,926
                                                                  -------------
                                                                      6,250,364
                                                                  -------------
           LIFE SCIENCES TOOLS & SERVICES--5.2%
  86,305   Bruker Corp. (b)                                           1,150,446
  13,870   Covance, Inc. (b)                                          1,226,247
  31,059   Illumina, Inc. (b)                                         1,258,821
  42,750   PAREXEL International Corp. (b)                            1,225,215
  17,976   Techne Corp. (b)                                           1,296,429
                                                                  -------------
                                                                      6,157,158
                                                                  -------------
           MACHINERY--8.8%
  25,180   Bucyrus International, Inc.                                1,125,042
  22,324   Cummins, Inc.                                                976,005
  13,101   Flowserve Corp.                                            1,162,976
  31,304   Gorman-Rupp (The) Co.                                      1,180,787
   9,286   K-Tron International, Inc. (b)                             1,196,315
  18,228   Lincoln Electric Holdings, Inc.                            1,172,243
  39,298   Robbins & Myers, Inc.                                      1,215,487
  13,533   Valmont Industries, Inc.                                   1,119,044
  24,233   Wabtec Corp.                                               1,241,456
                                                                  -------------
                                                                     10,389,355
                                                                  -------------
           MEDIA--1.1%
  64,861   Comcast Corp., Class A                                     1,273,221
                                                                  -------------
           METALS & MINING--1.7%
  16,847   Cleveland-Cliffs, Inc.                                       891,880
  21,081   Compass Minerals International, Inc.                       1,104,434
                                                                  -------------
                                                                      1,996,314
                                                                  -------------
           MULTILINE RETAIL--1.0%
  43,122   Big Lots, Inc. (b)                                         1,200,085
                                                                  -------------
           MULTI-UTILITIES--1.1%
  45,707   MDU Resources Group, Inc.                                  1,325,503
                                                                  -------------
           OIL, GAS & CONSUMABLE FUELS--0.9%
  29,783   Massey Energy Co.                                          1,062,360
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS--1.1%
  34,645   Perrigo Co.                                            $   1,332,447
                                                                  -------------
           PROFESSIONAL SERVICES--4.2%
  13,514   Dun & Bradstreet (The) Corp.                               1,275,181
  17,945   FTI Consulting, Inc. (b)                                   1,296,346
 140,461   On Assignment, Inc. (b)                                    1,106,833
  56,601   Resources Connection, Inc. (b)                             1,275,221
                                                                  -------------
                                                                      4,953,581
                                                                  -------------
           ROAD & RAIL--6.1%
  22,905   CSX Corp.                                                  1,249,926
  28,990   Genesee & Wyoming Inc., Class A (b)                        1,087,705
  25,973   Kansas City Southern (b)                                   1,152,162
  19,251   Norfolk Southern Corp.                                     1,274,608
  20,216   Ryder System, Inc.                                         1,253,392
  17,698   Union Pacific Corp.                                        1,259,390
                                                                  -------------
                                                                      7,277,183
                                                                  -------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.1%
  61,993   Altera Corp.                                               1,282,016
 156,294   PMC-Sierra, Inc. (b)                                       1,159,701
                                                                  -------------
                                                                      2,441,717
                                                                  -------------
           SOFTWARE--1.0%
  22,474   SAP AG ADR                                                 1,200,786
                                                                  -------------
           SPECIALTY RETAIL--5.4%
  33,291   Advance Auto Parts, Inc.                                   1,320,321
  40,904   Aeropostale, Inc. (b)                                      1,313,427
  22,888   Buckle (The), Inc.                                         1,271,200
  36,016   Ross Stores, Inc.                                          1,325,749
  38,444   Urban Outfitters, Inc. (b)                                 1,225,210
                                                                  -------------
                                                                      6,455,907
                                                                  -------------
           TEXTILES, APPAREL & LUXURY GOODS--2.0%
  27,360   UniFirst Corp.                                             1,178,942
  27,566   Warnaco Group (The), Inc. (b)                              1,248,465
                                                                  -------------
                                                                      2,427,407
                                                                  -------------
           THRIFTS & MORTGAGE FINANCE--1.1%
  69,624   Hudson City Bancorp, Inc.                                  1,284,563
                                                                  -------------
           TRADING COMPANIES & DISTRIBUTORS--1.0%
  24,607   Fastenal Co.                                               1,215,340
                                                                  -------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS (A) (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


  SHARES   DESCRIPTION                                            VALUE
--------   ------------------------------------------------       --------------

           COMMON STOCKS (CONTINUED)
           WIRELESS TELECOMMUNICATION SERVICES--1.0%
  31,977   NII Holdings, Inc. (b)                                 $   1,212,568
                                                                  -------------

           TOTAL INVESTMENTS--100.4%
           (Cost $127,958,045) (d)                                  119,140,407
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                    (485,633)
                                                                  -------------
           NET ASSETS--100.0%                                     $ 118,654,774
                                                                  =============

           (a) All percentages shown in the Portfolio of Investments are based on net assets.
           (b)  Non-income producing security.
           (c) Health Extras, Inc. name changed to Catalyst Health Solutions, Inc. effective October 1, 2008.
           (d) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,310,191 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,127,829.
           ADR - American Depositary Receipt.


___________________

SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's net assets as of September 30, 2008 is as follows (See Note 1A-Portfolio Valuation in the Notes to Quarterly Portfolio of Investments)


                                                        INVESTMENTS
VALUATION INPUTS                                       IN SECURITIES
------------------------------------------------ ---------------------------
Level 1 - Quoted Prices - Investments            $      119,140,407
Level 2 - Other Significant Observable Inputs                 -
Level 3 - Significant Unobservable Inputs                     -
                                                 ---------------------------
Total                                            $      119,140,407
                                                 ===========================


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)



                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of seventeen exchange-traded funds (individually, each a "Fund" or collectively, "the Funds") as follows:

First Trust Dow Jones Select MicroCap Index(SM) Fund
First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
First Trust IPOX-100 Index Fund
First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
First Trust NASDAQ-100-Technology Sector Index(SM) Fund
First Trust Amex(R) Biotechnology Index Fund
First Trust Dow Jones Internet Index(SM) Fund
First Trust DB Strategic Value Index Fund
First Trust Value Line(R) Equity Allocation Index Fund
First Trust Value Line(R) Dividend Index Fund
First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund
First Trust S&P REIT Index Fund
First Trust ISE Water Index Fund
First Trust ISE-Revere Natural Gas Index Fund
First Trust ISE Chindia Index Fund
First Trust Value Line(R) 100 Exchange-Traded Fund

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the Investment Company Act of 1940, as amended. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)


of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value". As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices that may differ from current market quotations or official closing sale prices on the applicable exchange and fair value pricing may not reflect the market price of a security. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing sale prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between a Fund's performance and the performance of its index.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of January 1, 2008, the beginning of each Fund's current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:

        o Level 1 - quoted prices in active markets for identical securities

        o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

        o Level 3 - significant unobservable inputs (including the Funds' own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's net assets as of September 30, 2008 is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

A Fund may hold publicly-traded master limited partnerships ("MLPs") and real estate investment trusts ("REITs"). Distributions from such investments may include a return of capital component from the MLP or REIT to the extent of the cost basis of such investments.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED FUND
SEPTEMBER 30, 2008 (UNAUDITED)


                              LICENSING INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM), and the First Trust Dow Jones Internet Index(SM) Fund, based on the Dow Jones Internet Composite Index(SM), are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

IPOX is a trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

NASDAQ(R), NASDAQ-100, NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in anyway as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ Stock Market, Inc. ("NASDAQ(R)") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The Amex(R) Biotechnology Index(SM) is a trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. NYSE Euronext has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. NYSE Euronext is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust Advisors L.P. or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

"Value Line(R)", "Value Line(R) Equity Allocation Index", "Value Line(R) Dividend Index" and "Value Line(R) 100 Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund, based on the Value Line(R) Equity Allocation Index, the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index, are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Funds.

Standard & Poor's(R) and S&P(R) are registered trademarks of The McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by McGraw-Hill or Citigroup Global Markets and its affiliates ("Citigroup"), and neither McGraw-Hill nor Citigroup make any representation, warranty or condition regarding the advisability of investing in the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the ISE-REVERE Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

Item 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded Fund
              --------------------------------

By: /s/ James A. Bowen
    -------------------------------
    James A. Bowen,
    Chairman of the Board,
    President and Chief Executive Officer
    (principal executive officer)

Date: November 24, 2008
      ------------------------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    -------------------------------
    James A. Bowen,
    Chairman of the Board,
    President and Chief Executive Officer
    (principal executive officer)


Date: November 24, 2008
      -----------------------------



By: /s/ Mark R. Bradley
    -------------------------------
    Mark R. Bradley,
    Treasurer, Controller,
    Chief Financial Officer and
    Chief Accounting Officer
    (principal financial officer)


Date: November 24, 2008
      ----------------------------